Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2023
Investments in Associates and Joint Ventures [Abstract]
Investments in Associates and Joint Ventures
17.	Investments in Associates and Joint Ventures

(1)	Investments in associates and joint ventures as of December 31, 2022 and 2023 are as follows:

2022
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation	Importing and wholesaling LNG	Korea	20.47%	￦	94,500	2,085,296
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	Korea	29.00%		4,727	31,078
YTN Co., Ltd. (*1)	Broadcasting	Korea	21.43%		59,000	55,027
Gangwon Wind Power Co., Ltd. (*2)	Power generation	Korea	15.00%		5,725	12,158
Hyundai Green Power Co., Ltd.	Power generation equipment consignment and operation service	Korea	29.00%		88,885	119,791
Korea Power Exchange (*3)	Management of power market and others	Korea	100.00%		127,839	275,126
Taebaek Wind Power Co., Ltd. (*29)	Power generation	Korea	60.00%		11,494	14,501
Taebaek Guinemi Wind Power Co., Ltd. (*29)	Power generation	Korea	67.25%		12,637	13,049
Daeryun Power Co., Ltd. (*2)	Power generation	Korea	6.85%		40,854	26,727
KNH Solar Co., Ltd.	Power generation	Korea	27.00%		1,296	2,883
SPC Power Corporation (*30)	Power generation	Philippines	38.00%		20,635	70,868
Gemeng International Energy Co., Ltd.	Power generation	China	34.00%		413,153	578,821
PT. Cirebon Electric Power	Power generation	Indonesia	27.50%		40,365	135,114
KNOC Nigerian East Oil Co., Ltd. (*4)	Resources development	Nigeria	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd. (*4)	Resources development	Nigeria	14.63%		12	—
PT Wampu Electric Power	Power generation	Indonesia	46.00%		21,292	37,743
PT. Bayan Resources TBK	Resources development	Indonesia	20.00%		615,860	684,719
S-Power Co., Ltd.	Power generation	Korea	49.00%		132,300	141,128
Pioneer Gas Power Limited	Power generation	India	38.50%		49,831	—
Eurasia Energy Holdings	Power generation and resources development	Russia	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	Laos	25.00%		87,426	115,584
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	Indonesia	29.00%		2,978	3,597
Samcheok Eco Materials Co., Ltd. (*5)	Recycling fly ashes	Korea	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	Korea	29.00%		1,740	—
Goseong Green Power Co., Ltd.	Power generation	Korea	29.00%		262,740	288,893
Gangneung Eco Power Co., Ltd. (*2)	Power generation	Korea	1.61%		2,900	—
Shin Pyeongtaek Power Co., Ltd.	Power generation	Korea	40.00%		72,000	133,823
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	Korea	28.00%		194	278
Dongducheon Dream Power Co., Ltd. (*6)	Power generation	Korea	33.61%		148,105	89,300
Jinbhuvish Power Generation Pvt. Ltd. (*2)	Power generation	India	5.16%		9,000	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	Korea	46.59%		5,190	1,555
GS Donghae Electric Power Co., Ltd.	Power generation	Korea	34.00%		204,000	260,145
Daegu Photovoltaic Co., Ltd.	Power generation	Korea	29.00%		1,230	2,849
Busan Green Energy Co., Ltd.	Power generation	Korea	29.00%		5,243	4,395
Gunsan Bio Energy Co., Ltd. (*2)	Power generation	Korea	18.87%		1,000	—
Hansuwon KNP Co., Ltd.	Electric material agency	Korea	28.98%		537	280
Korea Electric Power Corporation Fund (*7)	Developing electric enterprises	Korea	98.09%		23,113	28,842
Energy Infra Asset Management Co., Ltd. (*2)	Asset management	Korea	9.90%		297	1,184
Daegu clean Energy Co., Ltd.	Renewable power generation	Korea	28.00%		140	12
Yaksu ESS Co., Ltd.	Installing ESS related equipment	Korea	29.00%		210	486
Nepal Water & Energy Development Company Private Limited (*8)	Construction and operation of utility plant	Nepal	69.06%		70,228	69,940
Gwangyang Green Energy Co., Ltd.	Power generation	Korea	20.00%		26,800	25,044
PND S olar Co., Ltd.	Power generation	Korea	29.00%		1,250	1,403
Hyundai Eco Energy Co., Ltd. (*2)	Power generation	Korea	19.00%		3,610	7,631
YeongGwang Yaksu Wind Electric Co., Ltd. (*2)	Power generation	Korea	9.63%		533	156
Green Energy Electricity Generation Co., Ltd.	Power generation	Korea	29.00%		1,189	1,571
Korea Energy Solutions Co., Ltd.	R & D	Korea	20.00%		300	93
ITR Co., Ltd.	R & D	Korea	20.00%		50	—

2022
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)	Technical testing and consulting	Korea	20.00%	￦	25	366
Namjeongsusang Solar Power Operation Co., Ltd. (*9)	Power generation	Korea	15.00%		969	373
Indeck Niles Development, LLC	Power generation	USA	50.00%		263,825	302,038
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	94
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	Korea	49.00%		6,910	6,932
Suwon New Power Co., Ltd.	Power generation	Korea	39.90%		798	919
Gwangbaek Solar Power Investment Co., Ltd.	Power generation	Korea	44.00%		4,757	5,133
Go deok Clean Energy Co., Ltd.	Fuel cell generation	Korea	40.00%		5,560	4,420
SureDataLab Co., Ltd.	R & D	Korea	23.95%		126	177
SEP Co., Ltd.	R & D	Korea	21.26%		27	—
Hankook Electric Power Information Co., Ltd. (*13)	R & D	Korea	16.49%		38	220
Tronix Co., Ltd. (*13)	R & D	Korea	12.50%		75	66
O2&B Global Co., Ltd.	R & D	Korea	20.00%		25	36
Muan Sunshine Solar Power Plant Co., Ltd.	Power generation	Korea	20.00%		1,570	2,562
Bigeum Resident Photovoltaic Power Co., Ltd.	Power generation	Korea	29.90%		1	—
Goesan Solar Park Co., Ltd.	Power generation	Korea	29.00%		1,276	2,591
Saemangeum Heemang Photovoltaic Co., Ltd.	Power generation	Korea	35.00%		11,022	13,010
Bitgoel Eco Energy Co., Ltd.	Power generation	Korea	49.25%		7,880	8,951
Jeju Gimnyeong Wind Power Co., Ltd.	Power generation	Korea	30.00%		714	872
Seoroseoro Sunny Power Plant Co., Ltd.	Power generation	Korea	42.58%		706	859
Muan Solar park Co., Ltd.	Power generation	Korea	20.00%		4,400	7,838
YuDang Solar Co., Ltd.	Power generation	Korea	20.00%		360	586
Anjwa Smart Farm & Solar City Co., Ltd.	Power generation	Korea	20.00%		5,651	8,662
Daewon Green Energy Co., Ltd.	Power generation	Korea	25.36%		3,910	4,485
G.GURU Co., Ltd.	R & D	Korea	24.65%		493	300
UD4M Co., Ltd. (*10)	R & D	Korea	12.50%		75	161
Dongbu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		190	352
Seobu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		195	316
Korea Energy Data Co., Ltd.	R & D	Korea	29.37%		60	62
Gangneung Sacheon Fuel Cell Co., Ltd.	Power generation	Korea	41.00%		5,695	4,277
KOSTURE Co., Ltd. (*2)	Coal recycling business	Korea	0.82%		1	1
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	Korea	34.00%		12,570	20,040
Chuncheon Green Energy Co., Ltd.	Power generation	Korea	45.00%		9,540	9,155
Yeomsubong Wind Power Co., Ltd. (*11)	Power generation	Korea	3.81%		95	62
Yeongyang Wind Power Corporation II	Power generation	Korea	30.00%		7,965	7,461
Haeparang Energy Co., Ltd.	Power generation	Korea	25.00%		2,241	2,188
Saemangeum Sebit Power Plant Co., Ltd. (*12)	Power generation	Korea	63.33%		13,788	23,199
Boulder Solar III, LLC	Power generation	USA	30.00%		715	744
PlatformN. Co., Ltd.	R & D	Korea	29.58%		105	84
PT. Cirebon Energi Prasarana (*9)	Power generation	Indonesia	10.00%		26,710	69,035
Green Radiation Co., Ltd. (*13)	R & D	Korea	10.00%		20	11
Future Convergence Technology Laboratory. Co., Ltd.	R & D	Korea	20.12%		76	50
SC E&G. Co,. Ltd.	R & D	Korea	20.00%		90	214
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)	R & D	Korea	20.00%		81	166
ACE	R & D	Korea	20.00%		20	20
Environment and Energy Co., Ltd. (*13)	R & D	Korea	10.54%		11	10
Santiago Solar Power SpA	Power generation	Chile	50.00%		13,851	13,373
Yanggu Floating Photovoltaic Power Plant Inc.	Power generation	Korea	29.00%		904	903

				￦	3,089,683	5,844,464

2022
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
KEPCO-Uhde Inc. (*14)	Power generation	Korea	52.80%	￦	11,355	17
Shuweihat Asia Power Investment B.V.	Holding company	Netherlands	49.00%		44,405	66,452
Shuweihat Asia Operation & Maintenance Company (*14)	Maintenance of utility plant	Cayman	55.00%		30	1,631
Waterbury Lake Uranium L.P. (*15)	Resources development	Canada	32.59%		26,602	21,750
ASM-BG Investicii AD	Power generation	Bulgaria	50.00%		9,846	14,555
RES Technology AD	Power generation	Bulgaria	50.00%		11,922	15,133
KV Holdings, Inc. (*30)	Power generation	Philippines	40.00%		2,103	9,659
KEPCO SPC Power Corporation (*14,30)	Construction and operation of utility plant	Philippines	75.20%		94,579	179,594
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	China	40.00%		16,621	6,024
Datang Chifeng Renewable Power Co., Ltd.	Power generation	China	40.00%		121,928	191,982
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	China	40.00%		39,872	44,398
Rabigh Electricity Company	Power generation	Saudi arabia	40.00%		109,743	214,607
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	Saudi arabia	40.00%		70	5,113
Jamaica Public Service Company Limited	Power generation	Jamaica	40.00%		301,910	331,407
KW Nuclear Components Co., Ltd.	Manufacturing	Korea	45.00%		833	17,090
Busan Shinho Solar Power Co., Ltd.	Power generation	Korea	25.00%		2,100	6,719
Global Trade Of Power System Co., Ltd. (*16)	Exporting products and technology of small or medium business by proxy	Korea	29.00%		290	698
Expressway Solar-light Power Generation Co., Ltd. (*17)	Power generation	Korea	50.00%		1,856	4,754
Amman Asia Electric Power Company (*14)	Power generation	Jordan	60.00%		111,476	220,254
KAPES, Inc. (*14)	R & D	Korea	51.00%		5,629	—
Honam Wind Power Co., Ltd.	Power generation	Korea	29.00%		3,480	4,819
Korea Power Engineering Service Co., Ltd.	Construction and service	Korea	29.00%		290	5,543
Chun-cheon Energy Co., Ltd.	Power generation	Korea	29.90%		52,700	32,044
Yeonggwangbaeksu Wind Power Co., Ltd. (*16)	Power generation	Korea	15.00%		3,000	3,151
Nghi Son 2 Power LLC	Power generation	Vietnam	50.00%		175,261	408,839
Kelar S.A. (*14)	Power generation	Chile	65.00%		78,060	117,137
PT. Tanjung Power Indonesia	Power generation	Indonesia	35.00%		57,039	92,907
Incheon New Power Co., Ltd. (*18)	Power generation	Korea	29.00%		461	198
Seokmun Energy Co., Ltd.	Power generation	Korea	29.00%		15,370	17,336
Daehan Wind Power PSC	Power generation	Jordan	50.00%		7,493	13,923
Barakah One Company (*19)	Power generation	UAE	18.00%		118	—
Nawah Energy Company (*19)	Operation of utility plant	UAE	18.00%		296	315
MOMENTUM	International thermonuclear experimental reactor construction management	France	33.33%		1	345
Daegu Green Power Co., Ltd. (*20)	Power generation	Korea	29.00%		46,225	29,360
Yeonggwang Wind Power Co., Ltd.	Power generation	Korea	46.00%		17,475	20,713
Chester Solar IV SpA	Power generation	Chile	45.00%		1,700	181
Chester Solar V SpA	Power generation	Chile	45.00%		525	156
Diego de Almagro Solar SpA	Power generation	Chile	45.00%		2,091	540
South Jamaica Power Company Limited	Power generation	Jamaica	20.00%		20,430	46,437
Daesan Green Energy Co., Ltd.	Power generation	Korea	35.00%		17,850	19,218
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	85,370
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	55,172
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	3,350
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	6,599
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	2,333
Laurel SpA	Power generation	Chile	45.00%		1,222	554
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd (*16)	Power generation	Australia	12.37%		4,095	3,651
Chile Solar JV SpA	Power generation	Chile	50.00%		12,674	9,819
Cheong-Song Noraesan Wind Power Co., Ltd. (*15)	Power generation	Korea	29.01%		3,200	4,263

2022
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Chester Solar I SpA	Power generation	Chile	45.00%	￦	1,181	1,314
Solar Philippines Calatagan Corporation	Power generation	Philippines	38.00%		47,903	56,902
Saemangeum Solar Power Co., Ltd. (*21)	Power generation	Korea	81.01%		26,400	23,551
Chungsongmeon BongSan wind power Co., Ltd. (*16)	Power generation	Korea	29.00%		2,900	3,470
Jaeun Resident Wind Power Plant Co., Ltd. (*16)	Power generation	Korea	29.00%		2,494	2,236
DE Energia SpA	Power generation	Chile	49.00%		8,364	9,536
Dangjin Eco Power Co., Ltd.	Power generation	Korea	34.00%		25,661	26,859
Haemodum Solar Co., Ltd.	Power generation	Korea	49.00%		2,940	3,367
Yangyang Wind Power Co., Ltd.	Power generation	Korea	50.00%		12,000	10,864
HORUS SOLAR, S.A. DE C.V. (*22)	Renewable power generation	Mexico	14.95%		5,068	6,976
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V. (*22)	Renewable power generation	Mexico	14.95%		3,678	4,899
SUNMEX RENOVABLES, S.A. DE C.V. (*22)	Renewable power generation	Mexico	14.95%		1,678	1,657
Stavro Holding II A.B.	Holding company	Sweden	20.00%		18,566	17,171
Solaseado Solar Power Co., Ltd.	Power generation	Korea	39.00%		7,020	16,233
Yeongam Solar Power Co., Ltd. (*16)	Power generation	Korea	19.00%		6,460	9,879
Samsu Wind Power Co., Ltd. (*16)	Power generation	Korea	19.00%		2,637	3,205
Pulau Indah Power Plant Sdn. Bhd.	Power generation	Malaysia	25.00%		23,833	26,814
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Holding company	Korea	29.53%		20,061	21,723
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream (*14)	Holding company	Korea	90.00%		15,012	15,587
PT Barito Wahana Tenaga	Power generation	Indonesia	30.61%		59,574	137,047
Cheongna Energy Co., Ltd. (*21)	Generating and distributing vapor and hot/cold water	Korea	50.10%		49,344	10,758
Naepo Green Energy Co., Ltd.	Power generation	Korea	29.20%		29,200	—
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.) (*23)	Power generation	Korea	30.66%		71,070	—
OneEnergy Asia Limited	Power generation	Vietnam	40.00%		115,949	172,218
KAS INVESTMENT I LLC (*15)	Holding company	USA	29.89%		23,437	18,247
KAS INVESTMENT II LLC (*15)	Holding company	USA	29.89%		23,343	18,173
Energyco Co., Ltd.	Power generation	Korea	29.00%		1,659	2,190
CAES, LLC	Holding company	USA	36.00%		19,414	20,805
Hapcheon Floating Photovoltaic Power Plant Inc. (*16)	Power generation	Korea	49.00%		7,512	8,471
Busan Industrial Solar Power Co., Ltd.	Power generation	Korea	28.02%		510	1,168
Bitsolar Energy Co., Ltd.	Power generation	Korea	27.10%		352	352
Pulau Indah O&M Sdn. Bhd. (*24)	Power generation	Malaysia	60.00%		—	—
Guadalupe Solar SpA (*24)	Power generation	Chile	60.00%		1,397	913
Omisan Wind Power Co., Ltd.	Power generation	Korea	42.00%		10,752	10,411
Foresight Iberian Solar Group Holding, S.L. (*24)	Power generation	Spain	75.00%		11,465	10,565
Yeongwol Eco Wind Co., Ltd.	Power generation	Korea	29.00%		3,089	3,155
Gurae Resident Power Co., Ltd.	Power generation	Korea	29.00%		386	391
Cheongju Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,858	10,490
Enel X Midland Photovoltaic, LLC	Power generation	Korea	20.00%		1,695	1,856
Geumsungsan Wind Power Co., Ltd.	Power generation	Korea	29.00%		6,531	3,493
KEPCO KPS CARABAO Corp. (*18)	Utility plant maintenance	Philippines	40.00%		93	177
Prime Swedish Holding AB	Holding company	Sweden	45.00%		35,410	36,245
Goheung New Energy Co., Ltd.	Power generation	Korea	46.15%		12,959	11,832
Gunsan Land Solar Co., Ltd. (*24)	Power generation	Korea	75.29%		19,091	27,544
CapMan Lynx SCA, SICAR	Holding company	Luxembourg	50.00%		9,601	—
International Offshore Power Transmission Holding Company Limited	Undersea transmission network operation	UAE	35.00%		—	—
Pyeongchang Wind Power Co., Ltd. (*28)	Power generation	Korea	58.00%		9,329	14,464
Eumseong Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,741	5,557
Songsan Green Energy Co., Ltd. (*15)	Fuel cell generation	Korea	25.00%		1,400	1,387

2022
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Changwon Nu-ri Energy Co., Ltd. (*15)	Fuel cell generation	Korea	33.33%	￦	500	497
Hasami Wind Farm Corporation	Power generation	Korea	29.00%		1,596	1,589
PungBack Wind Farm Corporation (*26)	Power generation	Korea	32.89%		7,885	6,743
Trumbull Asset Management, LLC (*27)	Holding company	USA	78.00%		—	246
S-Power Chile SpA	Power generation	Chile	50.00%		127	127
Seungmun Green Energy	Power generation	Korea	33.00%		8,973	9,054
Seobusambo highway photovoltaics Co., Ltd. (*25)	Power generation	Korea	80.00%		3,020	3,066
					2,332,579	3,147,584

				￦	5,422,262	8,992,048

(*1)
The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn't started the active selling procedures as of December 31, 2022.

(*2)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)
The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*4)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.

(*5)	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.

(*6)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*7)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*8)
The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*9)
The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.

(*10)
The effective percentage of ownership is 14.29% due to the acquisition of treasury stocks. The effective percentage of ownership is less than 20%. However, the Company exercises significant influence over the decisions related to finance and operation by virtue of right to nominate directors to the board of directors of the entity.

(*11)
The effective percentage of ownership decreased due to the disproportionate paid-in capital increase, and the effective percentage of ownership is less than 20%. However, the Company exercises significant influence over all decisions related to finance and operation.

(*12)
The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2022. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*13)	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.

(*14)
The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.

(*15)	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.

(*16)	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.

(*17)	The effective percentage of ownership increased due to the disproportionate capital reduction of financial investors during the year ended December 31, 2022.

(*18)
The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*19)	The effective percentage of ownership is less than 20%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.

(*20)	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.

(*21)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*22)
The effective percentage of ownership is less than 20%. However, according to the shareholders' agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence.

(*23)
According to the Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.) Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.

(*24)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*25)
Due to the changes in the agreement, the Company lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.

(*26)	The effective percentage of ownership is 37%, considering potential common stock.

(*27)
The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.

(*28)
After additional acquisition of the shares, the effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.

(*29)
After additional acquisition of the shares, the effective percentage of ownership is more than 50%. However, the Company does not hold control over relevant business while it exercises significant influence by participating
in the board of directors by the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*30)
T
he Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc.
T
he timing of and proceeds from such sales transaction is not specified as of December 31, 2022.

2023
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation	Importing and wholesaling LNG	Korea	20.47%	~~W~~	94,500	1,970,643
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	Korea	29.00%		4,727	29,500
YTN Co., Ltd. (*1)	Broadcasting	Korea	21.43%		59,000	52,303
Gangwon Wind Power Co., Ltd. (*2)	Power generation	Korea	15.00%		5,725	12,001
Hyundai Green Power Co., Ltd.	Power generation equipment consignment and operation service	Korea	29.00%		88,885	118,173
Korea Power Exchange (*3)	Management of power market and others	Korea	100.00%		127,839	274,286
Taebaek Guinemi Wind Power Co., Ltd. (*28)	Power generation	Korea	67.25%		12,637	13,530
Daeryun Power Co., Ltd. (*2)	Power generation	Korea	6.85%		46,373	26,834
KNH Solar Co., Ltd.	Power generation	Korea	27.00%		1,296	3,194
SPC Power Corporation (*29)	Power generation	Philippines	38.00%		20,635	78,931
Gemeng International Energy Co., Ltd.	Power generation	China	42.00%		516,007	705,812
PT. Cirebon Electric Power	Power generation	Indonesia	27.50%		40,365	134,259
KNOC Nigerian East Oil Co., Ltd. (*4)	Resources development	Nigeria	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd. (*4)	Resources development	Nigeria	14.63%		12	—
PT Wampu Electric Power	Power generation	Indonesia	46.00%		21,292	34,555
PT. Bayan Resources TBK	Resources development	Indonesia	20.00%		615,860	619,207
S-Power Co., Ltd.	Power generation	Korea	49.00%		132,300	162,765
Pioneer Gas Power Limited	Power generation	India	38.50%		49,831	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	Laos	25.00%		87,426	116,378
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	Indonesia	29.00%		2,978	5,168
Samcheok Eco Materials Co., Ltd. (*5)	Recycling fly ashes	Korea	25.54%		686	—
Noeul Green Energy Co., Ltd.	Power generation	Korea	29.00%		1,740	—
Goseong Green Power Co., Ltd.	Power generation	Korea	29.00%		262,740	287,624
Gangneung Eco Power Co., Ltd. (*17)	Power generation	Korea	29.00%		261,000	254,929
Shin Pyeongtaek Power Co., Ltd.	Power generation	Korea	40.00%		72,000	145,026
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	Korea	28.00%		194	294
Dongducheon Dream Power Co., Ltd. (*6)	Power generation	Korea	33.61%		148,105	87,203
Jinbhuvish Power Generation Pvt. Ltd. (*2)	Power generation	India	5.16%		9,000	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	Korea	46.59%		5,190	1,483
GS Donghae Electric Power Co., Ltd.	Power generation	Korea	34.00%		204,000	259,085
Daegu Photovoltaic Co., Ltd.	Power generation	Korea	29.00%		1,230	2,804
Busan Green Energy Co., Ltd.	Power generation	Korea	29.00%		5,243	3,259
Hansuwon KNP Co., Ltd.	Electric material agency	Korea	28.98%		537	467
Korea Electric Power Corporation Fund (*7)	Developing electric enterprises	Korea	98.09%		20,847	23,421
Energy Infra Asset Management Co., Ltd. (*33)	Asset management	Korea	9.90%		297	1,213
Daegu clean Energy Co., Ltd.	Renewable power generation	Korea	28.00%		140	—
Yaksu ESS Co., Ltd.	Installing ESS related equipment	Korea	29.00%		210	285
Nepal Water & Energy Development Company Private Limited (*8,17)	Construction and operation of utility plant	Nepal	68.88%		110,332	110,573
Gwangyang Green Energy Co., Ltd.	Power generation	Korea	20.00%		26,800	24,638
PND S olar Co., Ltd.	Power generation	Korea	29.00%		1,250	1,510
Hyundai Eco Energy Co., Ltd. (*2)	Power generation	Korea	19.00%		3,610	7,947
YeongGwang Yaksu Wind Electric Co., Ltd. (*2)	Power generation	Korea	9.63%		533	133
Green Energy Electricity Generation Co., Ltd.	Power generation	Korea	29.00%		1,189	8
Korea Energy Solutions Co., Ltd.	R & D	Korea	20.00%		300	170
ITR Co., Ltd. (*32)	R & D	Korea	10.00%		50	—
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)	Technical testing and consulting	Korea	20.00%		25	391
Indeck Niles Development, LLC	Power generation	USA	50.00%		263,825	335,401
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	93
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	Korea	49.00%		6,482	6,496
Suwon New Power Co., Ltd.	Power generation	Korea	39.90%		798	1,022

2023
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Gwangbaek Solar Power Investment Co., Ltd.	Power generation	Korea	44.00%	~~W~~	4,757	5,155
Go deok Clean Energy Co., Ltd.	Fuel cell generation	Korea	40.00%		5,560	4,723
SureDataLab Co., Ltd.	R & D	Korea	23.95%		126	114
SEP Co., Ltd.	R & D	Korea	21.26%		27	—
Hankook Electric Power Information Co., Ltd. (*13)	R & D	Korea	16.49%		38	214
Tronix Co., Ltd. (*13)	R & D	Korea	12.50%		75	220
O2&B Global Co., Ltd.	R & D	Korea	20.00%		25	21
Muan Sunshine Solar Power Plant Co., Ltd.	Power generation	Korea	20.00%		1,570	2,822
Bigeum Resident Photovoltaic Power Co., Ltd.	Power generation	Korea	29.90%		1	—
Goesan Solar Park Co., Ltd.	Power generation	Korea	29.00%		1,276	2,877
Saemangeum Heemang Photovoltaic Co., Ltd.	Power generation	Korea	35.00%		11,022	14,420
Bitgoel Eco Energy Co., Ltd.	Power generation	Korea	49.25%		7,880	12,394
Jeju Gimnyeong Wind Power Co., Ltd.	Power generation	Korea	30.00%		714	246
Seoroseoro Sunny Power Plant Co., Ltd.	Power generation	Korea	42.58%		706	941
Muan Solar park Co., Ltd.	Power generation	Korea	20.00%		4,400	6,830
YuDang Solar Co., Ltd.	Power generation	Korea	20.00%		360	570
Anjwa Smart Farm & Solar City Co., Ltd.	Power generation	Korea	20.00%		5,651	7,665
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)	Power generation	Korea	25.36%		3,910	7,779
G.GURU Co., Ltd.	R & D	Korea	24.65%		493	167
UD4M Co., Ltd. (*10)	R & D	Korea	12.50%		75	150
Dongbu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		190	380
Seobu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		195	406
Korea Energy Data Co., Ltd.	R & D	Korea	29.37%		60	36
Gangneung Sacheon Fuel Cell Co., Ltd.	Power generation	Korea	41.00%		5,695	7,870
KOSTURE Co., Ltd. (*2)	Coal recycling business	Korea	4.42%		7	8
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	Korea	34.00%		12,570	19,426
Chuncheon Green Energy Co., Ltd.	Power generation	Korea	45.00%		9,540	8,900
Yeomsubong Wind Power Co., Ltd. (*11)	Power generation	Korea	29.00%		1,411	871
Yeongyang Wind Power Corporation II	Power generation	Korea	30.00%		7,965	10,100
Haeparang Energy Co., Ltd.	Power generation	Korea	25.00%		2,241	2,104
Saemangeum Sebit Power Plant Co., Ltd. (*12)	Power generation	Korea	55.14%		21,037	37,191
Boulder Solar III, LLC	Power generation	USA	30.00%		715	754
PlatformN. Co., Ltd.	R & D	Korea	29.58%		105	—
PT. Cirebon Energi Prasarana (*9)	Power generation	Indonesia	10.00%		26,710	76,597
Green Radiation Co., Ltd. (*13)	R & D	Korea	10.00%		20	26
Future Convergence Technology Laboratory. Co., Ltd.	R & D	Korea	20.12%		76	36
Eco Motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)	R & D	Korea	20.00%		90	267
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.) (*33)	R & D	Korea	16.67%		81	120
ACE	R & D	Korea	20.00%		25	2
Environment and Energy Co., Ltd. (*13)	R & D	Korea	10.54%		11	9
Santiago Solar Power SpA	Power generation	Chile	50.00%		13,851	11,769
Yanggu Floating Photovoltaic Power Plant Inc.	Power generation	Korea	29.00%		904	760
Power Embedded	R & D	Korea	23.33%		70	70
Changwon SG Energy Co., Ltd. (*13)	Power generation	Korea	18.78%		900	783
Donpyung Technology. Co., Ltd.	R & D	Korea	20.00%		125	254
HORANG ENERGY Inc.	Power generation	Korea	40.00%		4,240	4,149
Hoenggye Renewable Energy Co., Ltd	Power generation	Korea	36.12%		2,375	2,375
Haman Green Energy Co., Ltd.	Power generation	Korea	35.00%		4,771	2,981
Songsan Green Energy Co., Ltd. (*21)	Power generation	Korea	60.00%		8,400	8,323

				~~W~~	3,509,099	6,176,889

2023
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Shuweihat Asia Power Investment B.V.	Holding company	Netherlands	49.00%	~~W~~	44,405	69,902
Shuweihat Asia Operation & Maintenance Company (*14)	Maintenance of utility plant	Cayman	55.00%		30	1,818
Waterbury Lake Uranium L.P. (*15)	Resources development	Canada	30.65%		26,602	22,612
ASM-BG Investicii AD	Power generation	Bulgaria	50.00%		9,846	14,739
RES Technology AD	Power generation	Bulgaria	50.00%		11,922	14,383
KV Holdings, Inc. (*29)	Power generation	Philippines	40.00%		2,103	5,186
KEPCO SPC Power Corporation (*14,29)	Construction and operation of utility plant	Philippines	75.20%		94,579	196,544
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	China	40.00%		16,621	6,315
Datang Chifeng Renewable Power Co., Ltd.	Power generation	China	40.00%		121,928	186,739
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	China	40.00%		39,872	43,207
Rabigh Electricity Company	Power generation	Saudi arabia	40.00%		109,743	235,051
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	Saudi arabia	40.00%		70	4,964
Jamaica Public Service Company Limited	Power generation	Jamaica	40.00%		301,910	349,866
KW Nuclear Components Co., Ltd.	Manufacturing	Korea	45.00%		833	18,680
Busan Shinho Solar Power Co., Ltd.	Power generation	Korea	25.00%		2,100	6,669
Global Trade Of Power System Co., Ltd. (*16)	Exporting products and technology of small or medium business by proxy	Korea	29.00%		290	615
Expressway Solar-light Power Generation Co., Ltd.	Power generation	Korea	50.00%		1,856	5,187
Amman Asia Electric Power Company (*14)	Power generation	Jordan	60.00%		111,476	223,424
KAPES, Inc. (*14)	R & D	Korea	51.00%		5,629	—
Honam Wind Power Co., Ltd.	Power generation	Korea	29.00%		3,480	4,743
Korea Power Engineering Service Co., Ltd.	Construction and service	Korea	29.00%		290	5,708
Chun-cheon Energy Co., Ltd.	Power generation	Korea	29.90%		52,700	35,083
Yeonggwangbaeksu Wind Power Co., Ltd. (*16)	Power generation	Korea	15.00%		3,000	3,443
Nghi Son 2 Power LLC	Power generation	Vietnam	50.00%		175,261	417,989
Kelar S.A. (*14)	Power generation	Chile	65.00%		78,060	131,529
PT. Tanjung Power Indonesia	Power generation	Indonesia	35.00%		57,039	90,151
Incheon New Power Co., Ltd. (*18)	Power generation	Korea	29.00%		461	298
Seokmun Energy Co., Ltd.	Power generation	Korea	29.00%		15,370	16,591
Daehan Wind Power PSC	Power generation	Jordan	50.00%		7,493	16,426
Barakah One Company (*19)	Power generation	UAE	18.00%		118	—
Nawah Energy Company (*19)	Operation of utility plant	UAE	18.00%		296	330
MOMENTUM	International thermonuclear experimental reactor construction management	France	33.33%		1	209
Daegu Green Power Co., Ltd. (*20)	Power generation	Korea	29.00%		46,225	26,430
Yeonggwang Wind Power Co., Ltd.	Power generation	Korea	46.00%		17,475	23,380
Chester Solar IV SpA	Power generation	Chile	45.00%		1,700	484
Chester Solar V SpA	Power generation	Chile	45.00%		525	191
Diego de Almagro Solar SpA	Power generation	Chile	45.00%		2,091	954
South Jamaica Power Company Limited	Power generation	Jamaica	20.00%		20,430	43,109
Daesan Green Energy Co., Ltd.	Power generation	Korea	35.00%		17,850	22,191
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	84,092
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	54,081
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	58,154
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	6,937
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	2,441
Laurel SpA	Power generation	Chile	45.00%		1,222	613
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd (*16)	Power generation	Australia	12.37%		4,095	3,719
Cheong-Song Noraesan Wind Power Co., Ltd. (*15)	Power generation	Korea	29.01%		3,200	3,756
Chester Solar I SpA	Power generation	Chile	45.00%		1,181	1,238
Solar Philippines Calatagan Corporation	Power generation	Philippines	38.00%		47,903	58,130
Saemangeum Solar Power Co., Ltd. (*21)	Power generation	Korea	81.01%		26,400	23,419
Chungsongmeon BongSan wind power Co., Ltd. (*16)	Power generation	Korea	29.00%		2,900	2,665

2023
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Jaeun Resident Wind Power Plant Co., Ltd. (*16)	Power generation	Korea	29.00%	~~W~~	2,494	2,214
DE Energia SpA	Power generation	Chile	49.00%		8,364	9,703
Dangjin Eco Power Co., Ltd.	Power generation	Korea	34.00%		25,661	26,753
Haemodum Solar Co., Ltd.	Power generation	Korea	49.00%		2,940	3,122
Yangyang Wind Power Co., Ltd.	Power generation	Korea	50.00%		12,000	10,435
HORUS SOLAR, S.A. DE C.V. (*22)	Renewable power generation	Mexico	14.95%		5,068	11,181
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V. (*22)	Renewable power generation	Mexico	14.95%		3,678	10,935
SUNMEX RENOVABLES, S.A. DE C.V. (*22)	Renewable power generation	Mexico	14.95%		1,678	3,541
Stavro Holding II A.B.	Holding company	Sweden	20.00%		18,566	18,263
Solaseado Solar Power Co., Ltd.	Power generation	Korea	39.00%		7,020	17,953
Yeongam Solar Power Co., Ltd. (*16)	Power generation	Korea	19.00%		6,460	9,637
Samsu Wind Power Co., Ltd. (*16)	Power generation	Korea	19.00%		2,637	3,022
Pulau Indah Power Plant Sdn. Bhd.	Power generation	Malaysia	25.00%		24,339	25,603
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Holding company	Korea	29.53%		19,897	21,897
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream (*14)	Holding company	Korea	90.00%		14,916	15,487
PT Barito Wahana Tenaga	Power generation	Indonesia	30.61%		59,574	156,994
Cheongna Energy Co., Ltd. (*21)	Generating and distributing vapor and hot/cold water	Korea	50.10%		49,344	25,549
Naepo Green Energy Co., Ltd.	Power generation	Korea	29.20%		29,200	5,285
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.) (*23)	Power generation	Korea	30.66%		71,070	—
OneEnergy Asia Limited	Power generation	Vietnam	40.00%		195,130	289,966
KAS INVESTMENT I LLC (*15)	Holding company	USA	29.89%		23,437	15,784
KAS INVESTMENT II LLC (*15)	Holding company	USA	29.89%		23,343	15,709
Energyco Co., Ltd.	Power generation	Korea	29.00%		1,659	2,140
CAES, LLC	Holding company	USA	36.00%		19,414	20,380
Hapcheon Floating Photovoltaic Power Plant Inc. (*16)	Power generation	Korea	49.00%		7,512	10,348
Busan Industrial Solar Power Co., Ltd.	Power generation	Korea	28.02%		510	1,058
Bitsolar Energy Co., Ltd.	Power generation	Korea	27.10%		352	352
Pulau Indah O&M Sdn. Bhd. (*24)	Power generation	Malaysia	60.00%		—	—
Guadalupe Solar SpA (*24)	Power generation	Chile	60.00%		1,397	1,200
Omisan Wind Power Co., Ltd.	Power generation	Korea	42.00%		10,752	10,229
Foresight Iberian Solar Group Holding, S.L. (*24)	Power generation	Spain	75.00%		10,564	8,119
Yeongwol Eco Wind Co., Ltd.	Power generation	Korea	29.00%		3,089	4,024
Gurae Resident Power Co., Ltd.	Power generation	Korea	29.00%		386	569
Cheongju Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,858	9,072
Enel X Midland Photovoltaic, LLC	Power generation	Korea	20.00%		2,211	2,542
Geumsungsan Wind Power Co., Ltd.	Power generation	Korea	29.00%		6,531	5,515
KEPCO KPS CARABAO Corp. (*18)	Utility plant maintenance	Philippines	40.00%		93	—
Prime Swedish Holding AB	Holding company	Sweden	45.00%		36,227	38,789
Goheung New Energy Co., Ltd.	Power generation	Korea	46.15%		12,959	15,736
Gunsan Land Solar Co., Ltd. (*24,30)	Power generation	Korea	75.29%		19,091	22,429
CapMan Lynx SCA, SICAR	Holding company	Luxembourg	50.00%		9,601	—
International Offshore Power Transmission Holding Company Limited	Undersea transmission network operation	UAE	35.00%		—	1,423
Pyeongchang Wind Power Co., Ltd. (*27)	Power generation	Korea	58.00%		9,329	12,228
Eumseong Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,741	8,386
Changwon Nu-ri Energy Co., Ltd. (*16)	Fuel cell generation	Korea	61.00%		8,095	8,027
PungBack Wind Farm Corporation (*26)	Power generation	Korea	32.89%		7,885	7,940
Trumbull Asset Management, LLC (*27)	Holding company	USA	78.00%		1	936

2023
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
S-Power Chile SpA	Power generation	Chile	50.00%	~~W~~	127	64
Seungmun Green Energy	Power generation	Korea	33.00%		8,973	9,757
Seobusambo highway photovoltaics Co., Ltd. (*25)	Power generation	Korea	80.00%		3,020	3,580
Yangyang Suri Wind Power Co., Ltd.(*15)	Power generation	Korea	29.00%		10,498	9,608
KEPCO for Power Company (*34)	Power generation	Saudi arabia	60.00%		3,083	435
Taebaek Wind Power Co., Ltd. (*35)	Power generation	Korea	60.00%		11,494	13,932
Jeonju Bio Green Energy Co., Ltd.(*24)	Power generation	Korea	65.00%		3,250	3,195
Kumyang Eco Park Co., Ltd.	Power generation	Korea	29.00%		3,663	3,663
Jeongeup Green Power Co., Ltd. (*36)	Power generation	Korea	18.71%		1,560	1,560
Hadong E-factory Co., Ltd.(*15)	Power generation	Korea	30.00%		350	349
Namyangju Combined Heat and Power Co., Ltd. (*37)	Generating and distributing vapor and hot/cold water	Korea	55.00%		3,850	3,850
Wadi Noor Solar Power Company SAOC	Power generation	Oman	50.00%		847	846
Fairhaven Energy Storage LLC (*31)	Power generation	USA	35.00%		—	—

					2,431,604	3,485,699

				~~W~~	5,940,703	9,662,588

(*1)
the Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale
as the Company hasn’t started the active selling procedures as of December 31, 2023.

(*2)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)
The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*4)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.

(*5)
Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component. The redeemable convertible preferred stock has been repaid in the current period.

(*6)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*7)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*8)
The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*9)
The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the decisions related to finance and operation.

(*10)
The effective percentage of ownership is 14.29% due to the acquisition of treasury stocks. The effective percentage of ownership is less than 20%. However, the Company exercises significant influence over the decisions related to finance and operation by virtue of right to nominate directors to the board of directors of the entity.

(*11)	The effective percentage of ownership decreased due to the disproportionate paid-in capital increase.

(*12)
The effective percentage of ownership decreased due to the disproportionate paid-in
capital increase during the year ended December 31, 2023. The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*13)	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Company exercises significant influence over the entity.

(*14)
The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.

(*15)	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.

(*16)	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.

(*17)	The effective percentage of ownership changed due to the disproportionate capital reduction of financial investors during the year ended December 31, 2023.

(*18)
The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*19)	The effective percentage of ownership is less than 20%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.

(*20)	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.

(*21)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*22)
The percentage of effective ownership is more
 than 20%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*23)
According to the REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders' agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.

(*24)	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*25)
Due to the changes in the agreement, the Company lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.

(*26)	The effective percentage of ownership is 37%, considering potential common stock.

(*27)
The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.

(*28)
The effective percentage of ownership is more than 50%. However, by the shareholders’ agreement, the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision committee. Accordingly, the entity is classified as an associate.

(*29)
The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc.
T
he timing of and proceeds from such sales transaction is not specified as of December 31, 2023.

(*30)
The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.

(*31)	Although the investment has not yet been paid, commitment to pay 35% of investment in the future has been made.

(*32)
Although the Company’s effective percentage of ownership is less than 20%, the entity has been classified as an associate as the Company has significant influence on the entity considering the fact that ordinary resolutions passed at the shareholders’ meeting require the majority decision and the Company has the right to elect the entity’s directors.

(*33)
Although the Company’s effective percentage of ownership is less than 20%, the Company can exercise significant influence on the entity through its contractual right to appoint one director to the entity’s board of directors.

(*34)
Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement concluded during the year ended December 31, 2023.

(*35)
Although the Company’s effective percentage of ownership is more than 50%, the entity is reclassified as a joint venture considering the minimum number of the entity’s board of directors’ members required to agree for making decision on material financial and operational policies, as the joint shareholders’ agreement changed during the year ended December 31, 2023.

(*36)
Although the Company’s effective percentage of ownership is less than 20%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement .

(*37)
Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.

(2)	The fair value of associates which are actively traded on an open market and have a readily available market value as of December 31, 2022 and 2023 are as follows:

Investees		2022	2023
		In millions of won
<Associates>
Korea Electric Power Industrial Development Co., Ltd.	￦	80,454	69,298
Korea Gas Corporation(*2)		684,180	466,830
YTN Co., Ltd. (*1)		50,220	54,180
SPC Power Corporation		121,995	92,219
PT. Bayan Resources TBK		11,326,001	11,090,934

(*1)
The Company sold all of its shares in YTN Co., Ltd. (21.43%) on February 15, 2024 at the price of ￦
221,490 million
as the Korea Communications Commission approved of the Company’s selling shares in entirety on February 7, 2024 (see Note 51).

(*2)
An indicator of impairment has been identified for the Company’s investment in Korea Gas Corporation (“KOGAS”) for the years ended December 31, 2022 and 2023 as management determined that the carrying amount of the investment in KOGAS at ￦2,085,296 million and ￦1,970,642 million respectively were significantly higher than its fair value. Accordingly, management has assessed the recoverable amount of the investment by estimating the Company’s share of the present value of the estimated future cash flows expected to be generated by KOGAS. The carrying amount of KOGAS as at December 31, 2022 and 2023 are supported by the recoverable amount determination and as such, no impairment has been recognized for the years ended December 31, 2022 and 2023.

The recoverable amount estimate is most sensitive to assumptions regarding long-term revenue forecasts as well as the discount rate:

•	Revenue forecasts: price and volume of gas sold are based on the long-term natural gas supply and demand programs approved by the Ministry of Trade, Industry & Energy.

•
Discount rate: the discount rate is derived using the weighted average cost of capital methodology adjusted for any risks that are not reflected in the underlying cash flows. A real post-tax discount rate of 5.20% and 4.01% was applied to post-tax cash flows respectively as at December 31, 2022 and 2023.

Changes in circumstances may affect the assumptions used to determine recoverable amount and could result in an impairment of KOGAS at future reporting dates.

2022
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,815,513	—	—	(51,559)	305,638	7,746	7,958	2,085,296
Korea Electric Power Industrial Development Co., Ltd.		24,617	—	—	(1,872)	3,807	—	4,526	31,078
YTN Co., Ltd.		51,828	—	—	(450)	1,565	(34)	2,118	55,027
Gangwon Wind Power Co., Ltd.		10,554	—	—	(1,420)	3,024	—	—	12,158
Hyundai Green Power Co., Ltd.		121,955	—	—	(4,008)	1,770	1,345	(1,271)	119,791
Korea Power Exchange		269,728	—	—	—	772	—	4,626	275,126
Taebaek Wind Power Co., Ltd.		6,800	7,684	—	(825)	842	—	—	14,501
Taebaek Guinemi Wind Power Co., Ltd.		3,357	9,217	—	—	475	—	—	13,049
Pyeongchang Wind Power Co., Ltd.		5,411	5,454	—	(100)	3,695	—	(14,460)	—
Daeryun Power Co., Ltd.		25,426	—	—	—	429	1	871	26,727
Changjuk Wind Power Co., Ltd.		8,355	11,862	—	(1,350)	817	—	(19,684)	—
KNH Solar Co., Ltd.		2,278	—	—	—	606	(1)	—	2,883
SPC Power Corporation		65,046	—	—	(2,694)	1,188	7,330	(2)	70,868
Gemeng International Energy Co., Ltd.		595,218	—	—	—	(233)	(16,164)	—	578,821
PT. Cirebon Electric Power		121,969	—	—	(10,659)	14,776	704	8,324	135,114
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(11)	(787)	798	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(10)	(724)	734	—
PT Wampu Electric Power		35,077	—	—	(5,551)	5,848	54	2,315	37,743
PT. Bayan Resources TBK		661,289	—	—	(515,139)	531,528	7,041	—	684,719
S-Power Co., Ltd.		122,786	—	—	—	18,342	—	—	141,128
Pioneer Gas Power Limited		—	—	—	—	—	—	—	—
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		92,441	—	—	—	15,582	7,561	—	115,584
PT. Mutiara Jawa		2,569	—	—	—	1,197	(169)	—	3,597
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		3,808	—	—	—	(3,824)	—	16	—
Goseong Green Power Co., Ltd.		260,858	—	—	—	27,992	—	43	288,893
Gangneung Eco Power Co., Ltd.		2,288	—	—	—	(2,288)	—	—	—
Shin Pyeongtaek Power Co., Ltd.		93,074	—	—	—	40,713	—	36	133,823
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		223	—	—	—	55	—	—	278
Dongducheon Dream Power Co., Ltd.		74,198	—	—	—	15,086	—	16	89,300
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		1,704	—	—	—	(149)	—	—	1,555
GS Donghae Electric Power Co., Ltd.		243,772	—	—	—	15,717	—	656	260,145
Daegu Photovoltaic Co., Ltd.		2,342	—	—	(268)	775	—	—	2,849
Busan Green Energy Co., Ltd.		5,032	—	—	—	(667)	—	30	4,395
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		1,250	—	(1,293)	—	43	—	—	—
Hansuwon KNP Co., Ltd.		219	—	—	—	61	—	—	280
Korea Electric Power Corporation Fund		47,983	—	(25,297)	—	7,966	(1,810)	—	28,842
Energy Infra Asset Management Co., Ltd.		1,066	—	—	—	118	—	—	1,184
Daegu clean Energy Co., Ltd.		12	—	—	—	—	—	—	12
Yaksu ESS Co., Ltd.		716	—	—	—	(230)	—	—	486
Nepal Water & Energy Development Company Private Limited		66,333	—	—	—	(923)	4,530	—	69,940
Gwangyang Green Energy Co., Ltd.		25,466	—	—	—	(422)	—	—	25,044
PND S olar Co., Ltd.		1,229	—	—	—	174	—	—	1,403
Hyundai Eco Energy Co., Ltd.		5,572	—	—	—	2,058	1	—	7,631
YeongGwang Yaksu Wind Electric Co., Ltd.		233	—	—	—	143	—	(220)	156
Green Energy Electricity Generation Co., Ltd.		1,713	—	—	—	(142)	—	—	1,571
Korea Energy Solutions Co., Ltd.		123	—	—	—	(30)	—	—	93
ITR Co., Ltd.		32	—	—	—	(32)	—	—	—

2022
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)	￦	306	—	—	—	60	—	—	366
Namjeongsusang Solar Power Operation Co., Ltd.		361	—	—	—	12	—	—	373
Indeck Niles Development, LLC		246,273	—	(4,289)	—	21,975	21,840	16,239	302,038
Indeck Niles Asset Management, LLC		111	—	—	(497)	472	—	8	94
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		7,138	—	(202)	(392)	389	(1)	—	6,932
Suwon New Power Co., Ltd.		1,035	—	—	—	(116)	—	—	919
KPGE Inc.		309	—	(317)	—	8	—	—	—
Gwangbaek Solar Power Investment Co., Ltd.		4,806	—	—	—	327	—	—	5,133
Go deok Clean Energy Co., Ltd.		4,302	—	—	—	118	—	—	4,420
SureDataLab Co., Ltd.		128	—	—	—	49	—	—	177
SEP Co., Ltd.		7	—	—	—	(7)	—	—	—
Hankook Electric Power Information Co., Ltd.		161	—	—	—	121	—	(62)	220
Tronix Co., Ltd.		109	—	—	—	(37)	—	(6)	66
O2&B Global Co., Ltd.		35	—	—	—	1	—	—	36
Muan Sunshine Solar Power Plant Co., Ltd.		1,268	—	—	—	1,294	—	—	2,562
Bigeum Resident Photovoltaic Power Co., Ltd.		—	—	—	—	—	—	—	—
Goesan Solar Park Co., Ltd.		1,927	—	—	—	664	—	—	2,591
Saemangeum Heemang Photovoltaic Co., Ltd.		10,238	—	—	—	2,772	—	—	13,010
Bitgoel Eco Energy Co., Ltd.		4,356	3,240	—	—	1,355	—	—	8,951
Jeju Gimnyeong Wind Power Co., Ltd.		911	—	—	—	(39)	—	—	872
Seoroseoro Sunny Power Plant Co., Ltd.		721	—	—	—	138	—	—	859
Muan Solar park Co., Ltd.		6,083	—	—	(600)	2,377	(22)	—	7,838
YuDang Solar Co., Ltd.		565	—	—	(160)	181	—	—	586
Anjwa Smart Farm & Solar City Co., Ltd.		6,784	—	—	—	1,878	—	—	8,662
Daewon Green Energy Co., Ltd.		3,877	—	—	—	608	—	—	4,485
G.GURU Co., Ltd.		403	—	—	—	(103)	—	—	300
UD4M Co., Ltd.		144	—	—	—	17	—	—	161
Dongbu Highway Solar Co., Ltd.		265	—	—	—	87	—	—	352
Seobu Highway Solar Co., Ltd.		289	—	—	—	27	—	—	316
Korea Energy Data Co., Ltd.		62	—	—	—	—	—	—	62
Gangneung Sacheon Fuel Cell Co., Ltd.		1,878	3,745	—	—	(1,310)	(36)	—	4,277
KOSTURE Co., Ltd.		—	1	—	—	—	—	—	1
Digital Innovation Growth Fund		9,890	—	—	—	(204)	—	(9,686)	—
Taebaek Gadeoksan Wind Power Co., Ltd.		16,495	—	—	(1,784)	5,644	—	(315)	20,040
Chuncheon Green Energy Co., Ltd.		3,372	6,140	—	—	(357)	—	—	9,155
Yeomsubong Wind Power Co., Ltd.		95	—	—	—	(40)	—	7	62
Yeongyang Wind Power Corporation II		7,965	—	—	—	(504)	—	—	7,461
Haeparang Energy Co., Ltd.		2,241	—	—	—	(53)	—	—	2,188
Saemangeum Sebit Power Plant Co., Ltd.		6,000	7,788	—	—	4,855	—	4,556	23,199
Boulder Solar III, LLC		—	715	—	—	—	—	29	744
PlatformN. Co., Ltd.		—	105	—	—	(21)	—	—	84
PT. Cirebon Energi Prasarana		—	24,052	—	—	35,315	6,963	2,705	69,035
Green Radiation Co., Ltd.		—	—	—	—	(9)	—	20	11
Future Convergence Technology Laboratory. Co., Ltd.		—	76	—	—	(26)	—	—	50
SC E&G. Co,. Ltd.		—	90	—	—	124	—	—	214
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)		—	81	—	—	85	—	—	166
ACE		—	20	—	—	—	—	—	20
Environment and Energy Co., Ltd.		—	11	—	—	(1)	—	—	10
Santiago Solar Power SpA		—	13,853	—	—	(379)	(100)	(1)	13,373
Yanggu Floating Photovoltaic Power Plant Inc.		—	903	—	—	—	—	—	903

		5,232,373	95,037	(31,398)	(599,328)	1,091,588	45,268	10,924	5,844,464

2022
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
KEPCO-Uhde Inc.	￦	58	—	—	—	(43)	—	2	17
Shuweihat Asia Power Investment B.V.		37,069	—	—	(3,545)	(1,303)	34,231	—	66,452
Shuweihat Asia Operation & Maintenance Company		1,380	—	—	(995)	1,154	92	—	1,631
Waterbury Lake Uranium L.P.		21,590	—	—	—	1	159	—	21,750
ASM-BG Investicii AD		18,692	—	(6,255)	(2,395)	2,979	1,534	—	14,555
RES Technology AD		16,703	—	(3,673)	(333)	1,427	1,009	—	15,133
KV Holdings, Inc.		2,527	—	—	(394)	7,747	(221)	—	9,659
KEPCO SPC Power Corporation		198,979	—	—	(34,280)	27,591	(12,696)	—	179,594
Gansu Datang Yumen Wind Power Co., Ltd.		6,635	—	—	—	(464)	(147)	—	6,024
Datang Chifeng Renewable Power Co., Ltd.		204,587	—	—	(8,732)	2,849	(6,722)	—	191,982
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		44,217	—	—	(2,694)	3,936	(1,061)	—	44,398
Rabigh Electricity Company		143,678	—	—	(11,447)	31,523	50,853	—	214,607
Rabigh Operation & Maintenance Company Limited		4,071	—	—	(2,735)	3,866	(89)	—	5,113
Jamaica Public Service Company Limited		294,649	—	—	(7,752)	28,541	19,494	(3,525)	331,407
KW Nuclear Components Co., Ltd.		15,734	—	—	(833)	2,189	—	—	17,090
Busan Shinho Solar Power Co., Ltd.		5,841	—	—	(478)	1,356	—	—	6,719
Global Trade Of Power System Co., Ltd.		597	—	—	—	101	—	—	698
Expressway Solar-light Power Generation Co., Ltd.		3,084	—	—	—	1,670	—	—	4,754
Amman Asia Electric Power Company		178,679	—	—	(19,350)	23,442	37,483	—	220,254
KAPES, Inc.		—	—	—	—	—	—	—	—
Honam Wind Power Co., Ltd.		4,041	—	—	(174)	952	—	—	4,819
Korea Power Engineering Service Co., Ltd.		5,415	—	—	(86)	145	—	69	5,543
Chun-cheon Energy Co., Ltd.		25,896	—	—	—	6,148	—	—	32,044
Yeonggwangbaeksu Wind Power Co., Ltd.		2,728	—	—	—	423	—	—	3,151
Nghi Son 2 Power LLC		—	172,480	—	—	51,218	185,141	—	408,839
Kelar S.A.		86,695	—	—	—	3,695	21,241	5,506	117,137
PT. Tanjung Power Indonesia		46,546	30,147	—	(6,104)	4,645	18,323	(650)	92,907
Incheon New Power Co., Ltd.		—	—	—	—	198	—	—	198
Seokmun Energy Co., Ltd.		13,842	—	—	—	3,494	—	—	17,336
Daehan Wind Power PSC		5,154	—	—	—	2,446	6,323	—	13,923
Barakah One Company		—	—	—	—	—	—	—	—
Nawah Energy Company		294	—	—	—	1	20	—	315
Momentum		368	—	—	(369)	345	1	—	345
Daegu Green Power Co., Ltd.		24,054	—	—	—	5,079	—	227	29,360
Yeonggwang Wind Power Co., Ltd.		17,646	—	—	—	3,067	—	—	20,713
Chester Solar IV SpA		—	—	—	—	202	(17)	(4)	181
Chester Solar V SpA		25	—	—	—	129	3	(1)	156
Diego de Almagro Solar SpA		362	—	—	—	154	2	22	540
South Jamaica Power Company Limited		37,360	—	—	—	6,625	2,452	—	46,437
Daesan Green Energy Co., Ltd.		21,244	—	—	—	(2,030)	—	4	19,218
RE Holiday Holdings LLC		73,167	—	—	(2,288)	2,526	11,965	—	85,370
RE Pioneer Holdings LLC		47,015	—	—	(1,337)	(275)	9,769	—	55,172
RE Barren Ridge 1 Holdings LLC		1,883	—	—	(1,625)	(2,886)	5,978	—	3,350
RE Astoria 2 LandCo LLC		5,998	—	—	(388)	571	418	—	6,599
RE Barren Ridge LandCo LLC		2,120	—	—	(160)	225	148	—	2,333
Laurel SpA		290	—	—	—	245	3	16	554
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		3,625	—	—	—	26	—	—	3,651
Chile Solar JV SpA		32,457	—	(24,894)	—	159	2,097	—	9,819
Cheong-Song Noraesan Wind Power Co., Ltd.		4,106	—	—	(672)	832	—	(3)	4,263
Chester Solar I SpA		1,120	—	—	—	120	(1)	75	1,314
Solar Philippines Calatagan Corporation		58,231	—	—	(1,710)	6,081	(5,700)	—	56,902
Saemangeum Solar Power Co., Ltd.		23,939	—	—	—	(388)	—	—	23,551

2022
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Chungsongmeon BongSan wind power Co., Ltd.	￦	3,808	—	—	—	(338)	—	—	3,470
Jaeun Resident Wind Power Plant Co., Ltd.		1,958	—	—	—	278	—	—	2,236
DE Energia SpA		8,921	—	—	—	—	615	—	9,536
Dangjin Eco Power Co., Ltd.		26,109	—	—	—	233	513	4	26,859
Haemodum Solar Co., Ltd.		3,081	—	—	—	286	—	—	3,367
Yangyang Wind Power Co., Ltd.		11,191	—	—	—	(327)	—	—	10,864
HORUS SOLAR, S.A. DE C.V.		5,842	—	—	—	841	293	—	6,976
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		4,536	—	—	—	68	295	—	4,899
SUNMEX RENOVABLES, S.A. DE C.V.		1,610	—	—	—	(151)	198	—	1,657
Stavro Holding II A.B.		17,627	952	—	—	157	(1,687)	122	17,171
Solaseado Solar Power Co., Ltd.		9,891	—	—	—	6,342	—	—	16,233
Yeongam Solar Power Co., Ltd.		6,838	—	—	—	3,041	—	—	9,879
Samsu Wind Power Co., Ltd.		2,828	—	—	—	377	—	—	3,205
Pulau Indah Power Plant Sdn. Bhd.		22,099	—	—	—	1,681	3,034	—	26,814
Sam-Yang Photovoltaic Power Co., Ltd.		4,993	—	—	—	(123)	—	(4,870)	—
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		21,456	485	(406)	(1,415)	1,603	—	—	21,723
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		16,288	—	(687)	—	(14)	—	—	15,587
PT Barito Wahana Tenaga		81,595	39	—	—	13,352	42,061	—	137,047
Cheongna Energy Co., Ltd.		11,198	—	—	—	(440)	—	—	10,758
Naepo Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		—	—	—	—	—	—	—	—
OneEnergy Asia Limited		79,700	39,033	—	—	(18,294)	71,779	—	172,218
KAS Investment I LLC		15,273	—	—	—	2,426	548	—	18,247
KAS Investment II LLC		15,213	—	—	—	2,082	878	—	18,173
Energyco Co., Ltd.		1,535	—	—	—	655	—	—	2,190
CAES, LLC		18,435	—	—	(217)	(198)	1,756	1,029	20,805
Hapcheon Floating Photovoltaic Power Plant Inc.		6,971	—	—	—	1,500	—	—	8,471
Busan Industrial Solar Power Co., Ltd.		612	—	—	—	556	—	—	1,168
Bitsolar Energy Co., Ltd.		352	—	—	—	—	—	—	352
Pulau Indah O&M Sdn. Bhd.		—	—	—	—	—	—	—	—
Guadalupe Solar SpA		659	—	—	—	221	33	—	913
Omisan Wind Power Co., Ltd.		10,633	—	—	—	(222)	—	—	10,411
Foresight Iberian Solar Group Holding, S.L.		9,743	1,781	—	—	(1,016)	3	54	10,565
Yeongwol Eco Wind Co., Ltd.		3,196	—	—	—	(41)	—	—	3,155
Gurae Resident Power Co., Ltd.		395	—	—	—	(4)	—	—	391
Cheongju Eco Park Co., Ltd.		5,465	—	—	—	5,025	—	—	10,490
Enel X Midland Photovoltaic, LLC		1,688	—	—	—	168	—	—	1,856
Geumsungsan Wind Power Co., Ltd.		6,053	—	—	—	(2,560)	—	—	3,493
KEPCO KPS CARABAO Corp.		386	—	—	(104)	(105)	—	—	177
Prime Swedish Holding AB		15,441	20,896	—	—	(261)	—	169	36,245
Goheung New Energy Co., Ltd.		11,708	—	—	—	124	—	—	11,832
Gunsan Land Solar Co., Ltd.		19,317	—	—	—	8,220	7	—	27,544
CapMan Lynx SCA, SICAR		9,976	—	—	—	(10,195)	5,173	(4,954)	—
International Offshore Power Transmission Holding Company Limited		—	—	—	—	—	—	—	—
Pyeongchang Wind Power Co., Ltd.		—	—	—	—	—	—	14,464	14,464
Eumseong Eco Park Co., Ltd.		—	5,741	—	—	(184)	—	—	5,557
Songsan Green Energy Co., Ltd.		—	1,400	—	—	(13)	—	—	1,387
Changwon Nu-ri Energy Co., Ltd.		—	500	—	—	(3)	—	—	497

2022
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Hasami Wind Farm Corporation	￦	—	1,596	—	—	(7)	—	—	1,589
PungBack Wind Farm Corporation		—	7,884	—	—	(1,141)	—	—	6,743
Trumbull Asset Management, LLC		—	—	—	—	252	(1)	(5)	246
S-Power Chile SpA		—	127	—	—	—	—	—	127
Seungmun Green Energy		—	8,973	—	—	120	(39)	—	9,054
Seobusambo highway photovoltaics Co., Ltd.		—	(1)	—	—	—	—	3,067	3,066

		2,239,011	292,033	(35,915)	(112,612)	246,705	507,544	10,818	3,147,584

	￦	7,471,384	387,070	(67,313)	(711,940)	1,338,293	552,812	21,742	8,992,048

2023
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	2,085,296	—	—	—	(155,819)	47,220	(6,054)	1,970,643
Korea Electric Power Industrial Development Co., Ltd.		31,078	—	—	(2,156)	1,790	—	(1,212)	29,500
YTN Co., Ltd.		55,027	—	—	(540)	(1,147)	(14)	(1,023)	52,303
Gangwon Wind Power Co., Ltd.		12,158	—	—	(2,272)	2,115	—	—	12,001
Hyundai Green Power Co., Ltd.		119,791	—	—	(3,555)	2,159	—	(222)	118,173
Korea Power Exchange		275,126	—	—	—	4,575	—	(5,415)	274,286
Taebaek Wind Power Co., Ltd.		14,501	—	—	—	—	—	(14,501)	—
Taebaek Guinemi Wind Power Co., Ltd.		13,049	—	—	—	481	—	—	13,530
Daeryun Power Co., Ltd.		26,727	—	—	—	143	(12)	(24)	26,834
KNH Solar Co., Ltd.		2,883	—	—	—	311	—	—	3,194
SPC Power Corporation		70,868	—	—	(2,669)	9,667	1,065	—	78,931
Gemeng International Energy Co., Ltd.		578,821	102,854	—	(12,527)	41,280	565	(5,181)	705,812
PT. Cirebon Electric Power		135,114	—	—	(10,770)	7,519	—	2,396	134,259
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(7)	(213)	220	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(7)	(196)	203	—
PT Wampu Electric Power		37,743	—	—	(3,850)	(268)	224	706	34,555
PT. Bayan Resources TBK		684,719	—	—	(344,360)	252,406	26,500	(58)	619,207
S-Power Co., Ltd.		141,128	—	—	—	21,637	—	—	162,765
Pioneer Gas Power Limited		—	—	—	—	—	—	—	—
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		115,584	—	—	—	(848)	1,642	—	116,378
PT. Mutiara Jawa		3,597	—	—	(459)	1,936	94	—	5,168
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Goseong Green Power Co., Ltd.		288,893	—	—	—	(1,240)	—	(29)	287,624
Gangneung Eco Power Co., Ltd.		—	258,100	—	—	(3,171)	—	—	254,929
Shin Pyeongtaek Power Co., Ltd.		133,823	—	—	(70,040)	81,258	—	(15)	145,026
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		278	—	—	—	16	—	—	294
Dongducheon Dream Power Co., Ltd.		89,300	—	—	—	(2,568)	—	471	87,203
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		1,555	—	—	—	(72)	—	—	1,483
GS Donghae Electric Power Co., Ltd.		260,145	—	—	(21,846)	21,240	—	(454)	259,085
Daegu Photovoltaic Co., Ltd.		2,849	—	—	(408)	363	—	—	2,804
Busan Green Energy Co., Ltd.		4,395	—	—	—	(1,137)	—	1	3,259
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—

2023
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Hansuwon KNP Co., Ltd.	￦	280	—	—	—	187	—	—	467
Korea Electric Power Corporation Fund		28,842	—	(2,266)	—	(2,865)	(290)	—	23,421
Energy Infra Asset Management Co., Ltd.		1,184	—	—	(89)	118	—	—	1,213
Daegu clean Energy Co., Ltd.		12	—	—	—	—	—	(12)	—
Yaksu ESS Co., Ltd.		486	—	—	—	(201)	—	—	285
Nepal Water & Energy Development Company Private Limited		69,940	40,103	—	—	(325)	855	—	110,573
Gwangyang Green Energy Co., Ltd.		25,044	—	—	—	(406)	—	—	24,638
PND S olar Co., Ltd.		1,403	—	—	—	107	—	—	1,510
Hyundai Eco Energy Co., Ltd.		7,631	—	—	(874)	1,198	(8)	—	7,947
YeongGwang Yaksu Wind Electric Co., Ltd.		156	—	—	—	(23)	—	—	133
Green Energy Electricity Generation Co., Ltd.		1,571	—	—	—	(1,563)	—	—	8
Korea Energy Solutions Co., Ltd.		93	—	—	—	77	—	—	170
ITR Co., Ltd.		—	—	—	—	(33)	—	33	—
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)		366	—	—	—	25	—	—	391
Namjeongsusang Solar Power Operation Co., Ltd.		373	—	(217)	—	(156)	—	—	—
Indeck Niles Development, LLC		302,038	—	—	—	32,067	(3,623)	4,919	335,401
Indeck Niles Asset Management, LLC		94	—	—	(337)	334	—	2	93
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		6,932	—	(428)	(373)	366	(1)	—	6,496
Suwon New Power Co., Ltd.		919	—	—	—	103	—	—	1,022
Gwangbaek Solar Power Investment Co., Ltd.		5,133	—	—	(644)	666	—	—	5,155
Go deok Clean Energy Co., Ltd.		4,420	—	—	—	303	—	—	4,723
SureDataLab Co., Ltd.		177	—	—	—	(63)	—	—	114
SEP Co., Ltd.		—	—	—	—	—	—	—	—
Hankook Electric Power Information Co., Ltd.		220	—	—	—	(6)	—	—	214
Tronix Co., Ltd.		66	—	—	—	154	—	—	220
O2&B Global Co., Ltd.		36	—	—	—	(15)	—	—	21
Muan Sunshine Solar Power Plant Co., Ltd.		2,562	—	—	(340)	600	—	—	2,822
Bigeum Resident Photovoltaic Power Co., Ltd.		—	—	—	—	(414)	414	—	—
Goesan Solar Park Co., Ltd.		2,591	—	—	—	286	—	—	2,877
Saemangeum Heemang Photovoltaic Co., Ltd.		13,010	—	—	—	1,410	—	—	14,420
Bitgoel Eco Energy Co., Ltd.		8,951	—	—	—	3,443	—	—	12,394
Jeju Gimnyeong Wind Power Co., Ltd.		872	—	—	—	(626)	—	—	246
Seoroseoro Sunny Power Plant Co., Ltd.		859	—	—	—	82	—	—	941
Muan Solar park Co., Ltd.		7,838	—	—	(2,680)	1,672	—	—	6,830
YuDang Solar Co., Ltd.		586	—	—	(100)	84	—	—	570
Anjwa Smart Farm & Solar City Co., Ltd.		8,662	—	—	(1,400)	403	—	—	7,665
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)		4,485	—	—	—	3,294	—	—	7,779
G.GURU Co., Ltd.		300	—	—	—	(133)	—	—	167
UD4M Co., Ltd.		161	—	—	—	(11)	—	—	150
Dongbu Highway Solar Co., Ltd.		352	—	—	—	28	—	—	380
Seobu Highway Solar Co., Ltd.		316	—	—	—	90	—	—	406
Korea Energy Data Co., Ltd.		62	—	—	—	(26)	—	—	36
Gangneung Sacheon Fuel Cell Co., Ltd.		4,277	—	—	—	3,593	—	—	7,870
KOSTURE Co., Ltd.		1	6	—	—	1	—	—	8

2023
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Taebaek Gadeoksan Wind Power Co., Ltd.	￦	20,040	—	—	(3,723)	3,109	—	—	19,426
Chuncheon Green Energy Co., Ltd.		9,155	—	—	—	(204)	(51)	—	8,900
Yeomsubong Wind Power Co., Ltd.		62	1,316	—	—	(507)	—	—	871
Yeongyang Wind Power Corporation II		7,461	—	—	—	2,639	—	—	10,100
Haeparang Energy Co., Ltd.		2,188	—	—	—	(84)	—	—	2,104
Saemangeum Sebit Power Plant Co., Ltd.		23,199	7,249	—	—	(709)	—	7,452	37,191
Boulder Solar III, LLC		744	—	—	—	—	—	10	754
PlatformN. Co., Ltd.		84	—	—	—	(84)	—	—	—
PT. Cirebon Energi Prasarana		69,035	—	—	—	7,328	(891)	1,125	76,597
Green Radiation Co., Ltd.		11	—	—	—	15	—	—	26
Future Convergence Technology Laboratory. Co., Ltd.		50	—	—	—	(14)	—	—	36
Eco Motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)		214	—	—	—	53	—	—	267
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)		166	—	—	—	(72)	—	26	120
ACE		20	—	—	—	(18)	—	—	2
Environment and Energy Co., Ltd.		10	—	—	—	(1)	—	—	9
Santiago Solar Power SpA		13,373	—	—	—	(1,522)	(82)	—	11,769
Yanggu Floating Photovoltaic Power Plant Inc.		903	—	—	—	(143)	—	—	760
Power Embedded		—	70	—	—	—	—	—	70
Changwon SG Energy Co., Ltd.		—	900	—	—	(117)	—	—	783
Donpyung Technology. Co., Ltd.		—	125	—	—	154	—	(25)	254
HORANG ENERGY Inc.		—	4,240	—	—	(91)	—	—	4,149
Hoenggye Renewable Energy Co., Ltd		—	2,375	—	—	—	—	—	2,375
Haman Green Energy Co., Ltd.		—	4,771	—	—	(1,790)	—	—	2,981
Songsan Green Energy Co., Ltd.		—	—	—	—	—	—	8,323	8,323

		5,844,464	422,109	(2,911)	(486,012)	334,379	73,198	(8,338)	6,176,889

<Joint ventures>
KEPCO-Uhde Inc.		17	—	—	—	(10)	—	(7)	—
Shuweihat Asia Power Investment B.V.		66,452	—	—	(512)	(440)	4,402	—	69,902
Shuweihat Asia Operation & Maintenance Company		1,631	—	—	(1,077)	1,237	27	—	1,818
Waterbury Lake Uranium L.P.		21,750	—	—	—	70	792	—	22,612
ASM-BG Investicii AD		14,555	—	—	(697)	680	201	—	14,739
RES Technology AD		15,133	—	—	(697)	(513)	460	—	14,383
KV Holdings, Inc.		9,659	—	—	—	280	161	(4,914)	5,186
KEPCO SPC Power Corporation		179,594	—	—	—	13,224	3,726	—	196,544
Gansu Datang Yumen Wind Power Co., Ltd.		6,024	—	—	—	316	(25)	—	6,315
Datang Chifeng Renewable Power Co., Ltd.		191,982	—	—	(14,293)	9,012	38	—	186,739
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		44,398	—	—	(1,771)	639	(59)	—	43,207
Rabigh Electricity Company		214,607	—	—	(6,263)	28,456	(1,749)	—	235,051
Rabigh Operation & Maintenance Company Limited		5,113	—	—	(2,994)	2,759	86	—	4,964
Jamaica Public Service Company Limited		331,407	—	—	(15,715)	32,862	7,959	(6,647)	349,866
KW Nuclear Components Co., Ltd.		17,090	—	—	(833)	2,423	—	—	18,680
Busan Shinho Solar Power Co., Ltd.		6,719	—	—	(1,169)	1,119	—	—	6,669
Global Trade Of Power System Co., Ltd.		698	—	—	—	(83)	—	—	615

2023
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Expressway Solar-light Power Generation Co., Ltd.	￦	4,754	—	—	—	433	—	—	5,187
Amman Asia Electric Power Company		220,254	—	—	(15,636)	17,833	973	—	223,424
KAPES, Inc.		—	—	—	(1,162)	1,162	—	—	—
Honam Wind Power Co., Ltd.		4,819	—	—	(522)	446	—	—	4,743
Korea Power Engineering Service Co., Ltd.		5,543	—	—	(44)	349	—	(140)	5,708
Chun-cheon Energy Co., Ltd.		32,044	—	—	—	3,039	—	—	35,083
Yeonggwangbaeksu Wind Power Co., Ltd.		3,151	—	—	—	292	—	—	3,443
Nghi Son 2 Power LLC		408,839	—	—	—	14,742	(5,592)	—	417,989
Kelar S.A.		117,137	—	—	—	11,655	848	1,889	131,529
PT. Tanjung Power Indonesia		92,907	—	—	(12,641)	9,679	338	(132)	90,151
Incheon New Power Co., Ltd.		198	—	—	(69)	147	—	22	298
Seokmun Energy Co., Ltd.		17,336	—	—	—	(745)	—	—	16,591
Daehan Wind Power PSC		13,923	—	—	—	2,437	66	—	16,426
Barakah One Company		—	—	—	—	—	—	—	—
Nawah Energy Company		315	—	—	—	10	5	—	330
MOMENTUM		345	—	—	(365)	208	21	—	209
Daegu Green Power Co., Ltd.		29,360	—	—	—	(2,856)	—	(74)	26,430
Yeonggwang Wind Power Co., Ltd.		20,713	—	—	(2,688)	5,355	—	—	23,380
Chester Solar IV SpA		181	—	—	—	324	(21)	—	484
Chester Solar V SpA		156	—	—	—	35	(3)	3	191
Diego de Almagro Solar SpA		540	—	—	—	447	(37)	4	954
South Jamaica Power Company Limited		46,437	—	—	(7,667)	3,709	630	—	43,109
Daesan Green Energy Co., Ltd.		19,218	—	—	—	2,977	—	(4)	22,191
RE Holiday Holdings LLC		85,370	—	—	(1,549)	(1,425)	1,696	—	84,092
RE Pioneer Holdings LLC		55,172	—	—	(1,162)	(2,089)	2,160	—	54,081
RE Barren Ridge 1 Holdings LLC		3,350	—	—	(3,087)	(1,733)	59,624	—	58,154
RE Astoria 2 LandCo LLC		6,599	—	—	(354)	575	117	—	6,937
RE Barren Ridge LandCo LLC		2,333	—	—	(161)	228	41	—	2,441
Laurel SpA		554	—	—	—	64	(14)	9	613
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		3,651	—	—	—	(23)	91	—	3,719
Chile Solar JV SpA		9,819	—	—	—	3,569	1,276	(14,664)	—
Cheong-Song Noraesan Wind Power Co., Ltd.		4,263	—	—	(865)	358	—	—	3,756
Chester Solar I SpA		1,314	—	—	—	(71)	(29)	24	1,238
Solar Philippines Calatagan Corporation		56,902	—	—	(6,025)	6,025	1,228	—	58,130
Saemangeum Solar Power Co., Ltd.		23,551	—	—	—	(132)	—	—	23,419
Chungsongmeon BongSan wind power Co., Ltd.		3,470	—	—	—	(805)	—	—	2,665
Jaeun Resident Wind Power Plant Co., Ltd.		2,236	—	—	—	(22)	—	—	2,214
DE Energia SpA		9,536	—	—	—	—	167	—	9,703
Dangjin Eco Power Co., Ltd.		26,859	—	—	—	212	(318)	—	26,753
Haemodum Solar Co., Ltd.		3,367	—	—	(392)	147	—	—	3,122
Yangyang Wind Power Co., Ltd.		10,864	—	—	—	(429)	—	—	10,435
HORUS SOLAR, S.A. DE C.V.		6,976	—	—	—	3,594	611	—	11,181
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		4,899	—	—	—	4,088	1,948	—	10,935
SUNMEX RENOVABLES, S.A. DE C.V.		1,657	—	—	—	1,482	402	—	3,541
Stavro Holding II A.B.		17,171	—	—	—	(17)	149	960	18,263
Solaseado Solar Power Co., Ltd.		16,233	—	—	—	1,720	—	—	17,953
Yeongam Solar Power Co., Ltd.		9,879	—	—	(592)	350	—	—	9,637
Samsu Wind Power Co., Ltd.		3,205	—	—	(514)	331	—	—	3,022

2023
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Pulau Indah Power Plant Sdn. Bhd.	￦	26,814	—	—	(27)	671	(2,360)	505	25,603
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		21,723	928	(1,092)	(1,568)	1,906	—	—	21,897
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		15,587	—	(96)	—	(4)	—	—	15,487
PT Barito Wahana Tenaga		137,047	—	—	—	20,546	(599)	—	156,994
Cheongna Energy Co., Ltd.		10,758	—	—	—	14,791	—	—	25,549
Naepo Green Energy Co., Ltd.		—	—	—	—	5,285	—	—	5,285
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		—	—	—	—	—	—	—	—
OneEnergy Asia Limited		172,218	79,182	—	—	39,091	(525)	—	289,966
KAS INVESTMENT I LLC		18,247	—	—	—	(2,223)	(240)	—	15,784
KAS INVESTMENT II LLC		18,173	—	—	—	(2,225)	(239)	—	15,709
Energyco Co., Ltd.		2,190	—	—	—	(50)	—	—	2,140
CAES, LLC		20,805	—	—	—	(860)	114	321	20,380
Hapcheon Floating Photovoltaic Power Plant Inc.		8,471	—	—	—	1,877	—	—	10,348
Busan Industrial Solar Power Co., Ltd.		1,168	—	—	—	(110)	—	—	1,058
Bitsolar Energy Co., Ltd.		352	—	—	—	—	—	—	352
Pulau Indah O&M Sdn. Bhd.		—	—	—	—	—	—	—	—
Guadalupe Solar SpA		913	—	—	—	322	(35)	—	1,200
Omisan Wind Power Co., Ltd.		10,411	—	—	—	(182)	—	—	10,229
Foresight Iberian Solar Group Holding, S.L.		10,565	—	—	—	(2,034)	—	(412)	8,119
Yeongwol Eco Wind Co., Ltd.		3,155	—	—	—	869	—	—	4,024
Gurae Resident Power Co., Ltd.		391	—	—	—	178	—	—	569
Cheongju Eco Park Co., Ltd.		10,490	—	—	—	(1,418)	—	—	9,072
Enel X Midland Photovoltaic, LLC		1,856	516	—	—	170	—	—	2,542
Geumsungsan Wind Power Co., Ltd.		3,493	—	—	—	2,022	—	—	5,515
KEPCO KPS CARABAO Corp.		177	—	—	—	(184)	7	—	—
Prime Swedish Holding AB		36,245	820	—	—	(236)	—	1,960	38,789
Goheung New Energy Co., Ltd.		11,832	—	—	—	3,904	—	—	15,736
Gunsan Land Solar Co., Ltd.		27,544	—	—	—	(5,115)	—	—	22,429
CapMan Lynx SCA, SICAR		—	—	—	—	—	—	—	—
International Offshore Power Transmission Holding Company Limited		—	—	—	—	338	1,085	—	1,423
Pyeongchang Wind Power Co., Ltd.		14,464	—	—	(870)	(1,366)	—	—	12,228
Eumseong Eco Park Co., Ltd.		5,557	—	—	—	2,829	—	—	8,386
Songsan Green Energy Co., Ltd.		1,387	7,000	—	—	(25)	(39)	(8,323)	—
Changwon Nu-ri Energy Co., Ltd.		497	7,595	—	—	(27)	(38)	—	8,027
Hasami Wind Farm Corporation		1,589	—	(1,586)	—	(3)	—	—	—
PungBack Wind Farm Corporation		6,743	—	—	—	1,197	—	—	7,940
Trumbull Asset Management, LLC		246	1	—	—	693	—	(4)	936
S-Power Chile SpA		127	—	—	—	(70)	4	3	64
Seungmun Green Energy		9,054	—	—	—	703	—	—	9,757
Seobusambo highway photovoltaics Co., Ltd.		3,066	—	—	—	514	—	—	3,580
Yangyang Suri Wind Power Co., Ltd.		—	10,498	—	—	(890)	—	—	9,608
Kepco for Power Company		—	3,083	—	—	(2,109)	25	(564)	435
Taebaek Wind Power Co., Ltd.		—	—	—	(2,820)	2,251	—	14,501	13,932
Jeonju Bio Green Energy Co., Ltd.		—	3,250	—	—	(55)	—	—	3,195

2023
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Kumyang Eco Park Co., Ltd.	￦	—	3,663	—	—	—	—	—	3,663
Jeongeup Green Power Co., Ltd.		—	1,560	—	—	—	—	—	1,560
Hadong E-factory Co., Ltd.		—	350	—	—	—	(1)	—	349
Namyangju Combined Heat and Power Co., Ltd.		—	3,850	—	—	—	—	—	3,850
Wadi Noor Solar Power Company SAOC		—	847	—	—	—	(1)	—	846
Fairhaven Energy Storage LLC		—	—	—	—	—	—	—	—

		3,147,584	123,143	(2,774)	(106,801)	260,677	79,554	(15,684)	3,485,699

	￦	8,992,048	545,252	(5,685)	(592,813)	595,056	152,752	(24,022)	9,662,588

(4)	Summary of financial information of associates and joint ventures as of and for the years ended December 31, 2022 and 2023 are as follows:

2022
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation	￦	62,424,983	52,014,243	51,724,287	1,497,008
Korea Electric Power Industrial Development Co., Ltd.		148,112	40,946	336,333	15,434
YTN Co., Ltd.		364,115	107,324	152,187	7,250
Gangwon Wind Power Co., Ltd.		86,758	6,029	40,130	20,163
Hyundai Green Power Co., Ltd.		773,998	360,926	105,374	5,010
Korea Power Exchange		311,691	36,564	118,501	1,036
Taebaek Wind Power Co., Ltd.		27,562	3,394	7,565	551
Taebaek Guinemi Wind Power Co., Ltd.		44,036	28,709	6,793	1,906
Daeryun Power Co., Ltd.		1,201,510	799,370	472,211	4,999
KNH Solar Co., Ltd.		13,584	2,905	4,348	2,173
SPC Power Corporation		254,951	26,417	80,630	25,614
Gemeng International Energy Co., Ltd.		7,796,180	5,460,183	3,183,398	11,637
PT. Cirebon Electric Power		691,311	199,987	287,261	53,730
KNOC Nigerian East Oil Co., Ltd.		26,491	109,974	—	(72)
KNOC Nigerian West Oil Co., Ltd.		28,537	105,292	—	(72)
PT Wampu Electric Power		209,815	127,764	21,773	12,713
PT. Bayan Resources TBK		4,994,538	2,518,129	6,076,844	3,042,123
S-Power Co., Ltd.		937,067	646,411	1,091,425	37,104
Pioneer Gas Power Limited		271,340	477,127	—	(46,290)
Eurasia Energy Holdings		648	1,156	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,371,292	904,907	174,693	61,020
PT. Mutiara Jawa		26,024	13,622	15,421	4,912
Samcheok Eco Materials Co., Ltd.		24,952	1,609	11,907	(1,127)
Noeul Green Energy Co., Ltd.		82,611	101,472	23,493	(31,970)
Goseong Green Power Co., Ltd.		5,518,258	4,516,607	1,999,825	26,981
Gangneung Eco Power Co., Ltd.		4,907,872	4,900,408	435,755	(142,387)
Shin Pyeongtaek Power Co., Ltd.		1,203,406	839,568	957,062	100,554
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,788	802	558	200
Dongducheon Dream Power Co., Ltd.		1,521,089	1,219,018	2,240,175	43,072
Jinbhuvish Power Generation Pvt. Ltd.		60,477	12,489	—	—

2022
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Daejung Offshore Wind Power Co., Ltd.	￦	5,350	2,013	—	(228)
GS Donghae Electric Power Co., Ltd.		2,130,287	1,365,156	1,053,112	46,226
Daegu Photovoltaic Co., Ltd.		13,254	3,431	4,755	2,914
Busan Green Energy Co., Ltd.		168,588	153,432	72,290	(7,409)
Gunsan Bio Energy Co., Ltd.		8,397	29,524	—	(649)
Hansuwon KNP Co., Ltd.		1,887	368	2,149	210
Korea Electric Power Corporation Fund		29,530	130	8,034	7,854
Energy Infra Asset Management Co., Ltd.		12,874	918	4,954	1,354
Daegu clean Energy Co., Ltd.		368	324	—	(1)
Yaksu ESS Co., Ltd.		5,984	4,314	851	(146)
Nepal Water & Energy Development Company Private Limited		241,061	141,199	70,923	(1,364)
Gwangyang Green Energy Co., Ltd.		170,390	45,260	—	(1,923)
PND S olar Co., Ltd.		36,174	31,868	5,940	217
Hyundai Eco Energy Co., Ltd.		181,566	142,533	29,209	10,270
YeongGwang Yaksu Wind Electric Co., Ltd.		40,712	39,924	6,628	1,480
Green Energy Electricity Generation Co., Ltd.		75,033	72,300	1,404	(488)
Korea Energy Solutions Co., Ltd.		843	377	437	(185)
ITR Co., Ltd.		446	472	188	(190)
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)		1,948	383	732	202
Namjeongsusang Solar Power Operation Co., Ltd.		55,616	53,261	7,724	83
Indeck Niles Development, LLC		1,178,303	762,139	302,041	(22,541)
Indeck Niles Asset Management, LLC		299	16	1,863	1,136
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		14,356	210	826	796
Suwon New Power Co., Ltd.		2,142	164	—	11
Gwangbaek Solar Power Investment Co., Ltd.		307,864	296,915	10,270	743
Go deok Clean Energy Co., Ltd.		71,431	60,382	—	(1,101)
SureDataLab Co., Ltd.		879	140	938	203
SEP Co., Ltd.		38	103	—	(98)
Hankook Electric Power Information Co., Ltd.		2,334	997	1,797	392
Tronix Co., Ltd.		2,880	2,354	1,938	(226)
O2&B Global Co., Ltd.		419	238	220	5
Muan Sunshine Solar Power Plant Co., Ltd.		142,911	132,573	19,591	6,467
Bigeum Resident Photovoltaic Power Co., Ltd.		107,690	109,229	—	(537)
Goesan Solar Park Co., Ltd.		52,235	43,299	7,642	2,292
Saemangeum Heemang Photovoltaic Co., Ltd.		160,695	125,635	29,543	6,481
Bitgoel Eco Energy Co., Ltd.		85,236	66,987	10,054	3,229
Jeju Gimnyeong Wind Power Co., Ltd.		63,471	60,564	12,231	(130)
Seoroseoro Sunny Power Plant Co., Ltd.		7,015	5,045	1,157	247
Muan Solar park Co., Ltd.		225,894	188,329	36,081	11,339
YuDang Solar Co., Ltd.		22,073	19,144	3,997	957
Anjwa Smart Farm & Solar City Co., Ltd.		278,806	239,581	42,477	9,672
Daewon Green Energy Co., Ltd.		141,974	124,460	45,095	4,037
G.GURU Co., Ltd.		1,228	12	478	(423)
UD4M Co., Ltd.		1,322	197	1,109	59
Dongbu Highway Solar Co., Ltd.		17,935	16,426	2,901	439
Seobu Highway Solar Co., Ltd.		18,236	16,655	3,052	138
Korea Energy Data Co., Ltd.		339	128	308	5
Gangneung Sacheon Fuel Cell Co., Ltd.		108,688	98,470	—	(2,720)
KOSTURE Co., Ltd.		180	24	293	32
Taebaek Gadeoksan Wind Power Co., Ltd.		197,944	139,004	31,534	19,406
Chuncheon Green Energy Co., Ltd.		159,151	138,925	—	(858)
Yeomsubong Wind Power Co., Ltd.		4,369	2,829	—	(859)

2022
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Yeongyang Wind Power Corporation II	￦	104,821	86,984	—	(1,678)
Haeparang Energy Co., Ltd.		19,394	10,721	—	(211)
Saemangeum Sebit Power Plant Co., Ltd.		167,822	131,383	23,159	7,742
Boulder Solar III, LLC		1,896	—	—	—
PlatformN. Co., Ltd.		379	94	486	(70)
PT. Cirebon Energi Prasarana		3,361,288	2,670,941	319,986	36,451
Green Radiation Co., Ltd.		111	34	89	(93)
Future Convergence Technology Laboratory. Co., Ltd.		551	302	9	(130)
SC E&G. Co,. Ltd.		1,199	131	1,048	609
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)		1,275	447	754	499
ACE		100	—	—	—
Environment and Energy Co., Ltd.		93	—	—	(7)
Santiago Solar Power SpA		56,138	29,390	—	(2,943)
Yanggu Floating Photovoltaic Power Plant Inc.		3,115	—	—	—
<Joint ventures>
KEPCO-Uhde Inc.		48	15	—	(84)
Shuweihat Asia Power Investment B.V.		135,646	29	—	(2,660)
Shuweihat Asia Operation & Maintenance Company		3,037	71	3,013	2,099
Waterbury Lake Uranium L.P.		66,706	117	—	—
ASM-BG Investicii AD		72,999	43,889	16,056	6,230
RES Technology AD		62,345	32,079	11,205	3,018
KV Holdings, Inc.		24,149	1	1	353
KEPCO SPC Power Corporation		267,904	29,082	253,145	44,751
Gansu Datang Yumen Wind Power Co., Ltd.		67,651	52,592	10,048	(1,161)
Datang Chifeng Renewable Power Co., Ltd.		835,331	355,377	140,343	42,889
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		168,680	57,685	29,459	4,919
Rabigh Electricity Company		2,520,946	1,855,836	322,108	65,550
Rabigh Operation & Maintenance Company Limited		23,664	10,882	32,572	9,176
Jamaica Public Service Company Limited		2,310,611	1,515,361	1,499,897	69,458
KW Nuclear Components Co., Ltd.		40,381	2,013	16,968	6,755
Busan Shinho Solar Power Co., Ltd.		36,868	9,991	10,543	5,424
Global Trade Of Power System Co., Ltd.		5,628	3,222	8,434	351
Expressway Solar-light Power Generation Co., Ltd.		14,248	4,740	3,711	1,654
Amman Asia Electric Power Company		759,885	392,795	28,665	39,090
KAPES, Inc.		82,943	45,068	20,006	3,797
Honam Wind Power Co., Ltd.		34,028	17,522	8,781	3,283
Korea Power Engineering Service Co., Ltd.		20,931	1,817	9,176	500
Chun-cheon Energy Co., Ltd.		629,202	521,212	585,641	19,940
Yeonggwangbaeksu Wind Power Co., Ltd.		80,042	59,070	14,150	2,764
Nghi Son 2 Power LLC		3,652,801	2,835,123	589,023	102,436
Kelar S.A.		689,802	514,085	107,577	943
PT. Tanjung Power Indonesia		730,239	464,791	99,169	13,619
Incheon New Power Co., Ltd.		2,633	755	4,497	1,244
Seokmun Energy Co., Ltd.		212,509	152,731	61,513	12,064
Daehan Wind Power PSC		145,065	117,219	17,958	5,524
Barakah One Company		33,587,352	34,422,965	498,129	(444,338)
Nawah Energy Company		338,883	337,134	395,580	3
Momentum		7,315	6,280	30,864	1,036
Daegu Green Power Co., Ltd.		551,431	459,881	516,254	9,364
Yeonggwang Wind Power Co., Ltd.		233,695	189,737	31,221	6,700
Chester Solar IV SpA		12,728	12,469	1,521	(174)
Chester Solar V SpA		4,364	4,315	520	83

2022
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
Diego de Almagro Solar SpA	￦	15,908	14,946	1,877	(288)
South Jamaica Power Company Limited		521,558	289,359	314,064	33,348
Daesan Green Energy Co., Ltd.		245,826	190,918	101,689	(6,641)
RE Holiday Holdings LLC		351,243	180,503	22,671	3,022
RE Pioneer Holdings LLC		263,232	152,888	15,701	369
RE Barren Ridge 1 Holdings LLC		226,504	100,436	11,740	(903)
RE Astoria 2 LandCo LLC		13,517	319	1,004	913
RE Barren Ridge LandCo LLC		4,761	95	389	357
Laurel SpA		11,221	10,447	1,424	54
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		29,517	74	—	(260)
Chile Solar JV SpA		75,246	55,609	7,842	6,425
Cheong-Song Noraesan Wind Power Co., Ltd.		55,948	41,464	7,988	1,916
Chester Solar I SpA		13,246	10,933	1,094	(221)
Solar Philippines Calatagan Corporation		113,327	36,756	17,728	10,194
Saemangeum Solar Power Co., Ltd.		35,890	6,817	—	(479)
Chungsongmeon BongSan wind power Co., Ltd.		81,030	75,207	—	(1,120)
Jaeun Resident Wind Power Plant Co., Ltd.		89,756	82,047	—	(190)
DE Energia SpA		48,350	62,481	5,959	(1,109)
Dangjin Eco Power Co., Ltd.		98,714	20,721	4,185	700
Haemodum Solar Co., Ltd.		22,974	16,103	2,556	581
Yangyang Wind Power Co., Ltd.		107,471	85,829	—	(634)
HORUS SOLAR, S.A. DE C.V.		156,436	133,714	5,568	5,628
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		173,262	155,009	468	457
SUNMEX RENOVABLES, S.A. DE C.V.		129,502	118,449	—	(1,008)
Stavro Holding II A.B.		85,883	27	—	61
Solaseado Solar Power Co., Ltd.		363,492	325,262	51,198	16,301
Yeongam Solar Power Co., Ltd.		329,714	281,791	44,568	8,563
Samsu Wind Power Co., Ltd.		71,123	54,254	10,118	1,987
Pulau Indah Power Plant Sdn. Bhd.		760,536	675,853	797	6,723
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		71,851	74	4,850	5,431
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,341	22	38	(10)
PT Barito Wahana Tenaga		447,688	—	—	49,471
Cheongna Energy Co., Ltd.		385,935	368,340	100,200	(889)
Naepo Green Energy Co., Ltd.		448,309	499,528	8,905	(34,347)
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		470,677	530,304	278,363	(12,893)
OneEnergy Asia Limited		1,039,987	673,223	—	16,041
KAS Investment I LLC		61,907	861	1,603	6,998
KAS Investment II LLC		61,661	861	1,592	6,967
Energyco Co., Ltd.		56,996	52,304	7,898	2,258
CAES, LLC		49,676	6	—	(547)
Hapcheon Floating Photovoltaic Power Plant Inc.		78,768	61,561	12,705	3,061
Busan Industrial Solar Power Co., Ltd.		21,149	18,016	3,190	901
Bitsolar Energy Co., Ltd.		78,779	83,324	9,557	261
Pulau Indah O&M Sdn. Bhd.		—	—	—	—
Guadalupe Solar SpA		10,148	8,790	924	(43)
Omisan Wind Power Co., Ltd.		142,274	117,881	—	(519)
Foresight Iberian Solar Group Holding, S.L.		94,181	81,997	—	(1,365)
Yeongwol Eco Wind Co., Ltd.		87,856	83,281	—	(144)
Gurae Resident Power Co., Ltd.		11,649	10,467	—	(19)
Cheongju Eco Park Co., Ltd.		152,139	116,639	66,260	17,319
Enel X Midland Photovoltaic, LLC		10,289	1,010	1,684	837
Geumsungsan Wind Power Co., Ltd.		125,324	115,196	—	(1,770)

2022
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
KEPCO KPS CARABAO Corp.	￦	2,025	1,582	611	(327)
Prime Swedish Holding AB		77,942	114	—	(577)
Goheung New Energy Co., Ltd.		136,682	113,393	—	(1,591)
Gunsan Land Solar Co., Ltd.		158,371	121,785	28,828	12,154
CapMan Lynx SCA, SICAR		112,718	102,810	504	(16,780)
International Offshore Power Transmission Holding Company Limited		4,680	71,468	—	(68,093)
Pyeongchang Wind Power Co., Ltd.		70,599	45,661	14,524	3,693
Eumseong Eco Park Co., Ltd.		136,909	119,736	—	(636)
Songsan Green Energy Co., Ltd.		5,500	—	—	(69)
Changwon Nu-ri Energy Co., Ltd.		1,490	—	—	(10)
Hasami Wind Farm Corporation		3,100	—	—	(23)
PungBack Wind Farm Corporation		46,957	31,667	—	(3,089)
Trumbull Asset Management, LLC		316	—	656	323
S-Power Chile SpA		2,430	2,450	1,334	22
Seungmun Green Energy		46,283	18,843	—	367
Seobusambo highway photovoltaics Co., Ltd.		8,286	4,453	217	265

2023
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation	￦	57,254,666	47,428,628	44,555,995	(747,428)
Korea Electric Power Industrial Development Co., Ltd.		174,788	73,065	354,850	21,170
YTN Co., Ltd.		352,188	108,108	130,450	(3,616)
Gangwon Wind Power Co., Ltd.		83,062	3,380	32,525	14,098
Hyundai Green Power Co., Ltd.		738,107	330,616	107,367	7,446
Korea Power Exchange		366,092	91,806	119,182	4,443
Taebaek Guinemi Wind Power Co., Ltd.		42,243	26,200	5,529	716
Daeryun Power Co., Ltd.		1,120,453	716,752	451,527	4,043
KNH Solar Co., Ltd.		12,142	314	3,535	1,394
SPC Power Corporation		287,249	28,485	106,926	27,946
Gemeng International Energy Co., Ltd.		7,507,274	5,189,729	2,963,614	33,580
PT. Cirebon Electric Power		665,365	177,150	265,054	27,341
KNOC Nigerian East Oil Co., Ltd.		27,029	112,017	—	(50)
KNOC Nigerian West Oil Co., Ltd.		29,157	107,300	—	(50)
PT Wampu Electric Power		206,943	131,823	20,155	(582)
PT. Bayan Resources TBK		4,447,335	2,018,870	4,675,174	1,670,522
S-Power Co., Ltd.		762,398	427,807	1,012,050	44,730
Pioneer Gas Power Limited		274,693	532,005	551	(49,745)
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,370,110	900,713	171,978	(5,674)
PT. Mutiara Jawa		27,296	9,474	16,160	7,999
Samcheok Eco Materials Co., Ltd.		22,544	39,895	8,028	(1,776)
Noeul Green Energy Co., Ltd.		89,861	107,834	24,017	920
Goseong Green Power Co., Ltd.		5,374,233	4,372,531	1,580,545	152
Gangneung Eco Power Co., Ltd.		5,381,984	4,665,083	1,419,436	(7,388)
Shin Pyeongtaek Power Co., Ltd.		1,222,968	832,633	1,040,219	201,635
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,618	573	575	82
Dongducheon Dream Power Co., Ltd.		1,337,529	1,042,681	1,744,247	(8,608)
Jinbhuvish Power Generation Pvt. Ltd.		61,227	12,644	—	—
Daejung Offshore Wind Power Co., Ltd.		5,277	2,094	—	(145)
GS Donghae Electric Power Co., Ltd.		1,932,098	1,170,085	876,826	62,471
Daegu Photovoltaic Co., Ltd.		14,140	4,471	4,225	1,772
Busan Green Energy Co., Ltd.		160,299	149,060	69,108	(3,920)
Hansuwon KNP Co., Ltd.		3,063	899	7,618	645
Korea Electric Power Corporation Fund		23,981	108	332	(2,921)
Energy Infra Asset Management Co., Ltd.		13,628	1,371	5,130	1,254
Daegu clean Energy Co., Ltd.		368	324	—	(1)
Yaksu ESS Co., Ltd.		5,697	4,717	508	(691)
Nepal Water & Energy Development Company Private Limited		327,057	167,792	82,720	(3,186)
Gwangyang Green Energy Co., Ltd.		370,778	247,675	—	(2,034)
PND S olar Co., Ltd.		34,804	30,127	5,413	373
Hyundai Eco Energy Co., Ltd.		169,180	128,481	26,266	7,206
YeongGwang Yaksu Wind Electric Co., Ltd.		38,720	38,173	5,593	(241)
Green Energy Electricity Generation Co., Ltd.		69,667	72,325	948	(5,392)
Korea Energy Solutions Co., Ltd.		1,151	303	643	87
ITR Co., Ltd.		480	490	144	(234)
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)		1,818	127	771	178
Indeck Niles Development, LLC		1,157,838	675,638	318,392	64,813
Indeck Niles Asset Management, LLC		307	29	1,081	1,001
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		13,444	186	820	747
Suwon New Power Co., Ltd.		3,448	1,130	2,318	341
Gwangbaek Solar Power Investment Co., Ltd.		287,838	276,840	11,267	1,513
Go deok Clean Energy Co., Ltd.		139,352	127,545	22,671	2,426
SureDataLab Co., Ltd.		890	416	548	(263)

2023
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
SEP Co., Ltd.	￦	45	117	—	(7)
Hankook Electric Power Information Co., Ltd.		2,270	974	1,672	223
Tronix Co., Ltd.		4,564	2,807	2,718	578
O2&B Global Co., Ltd.		369	264	242	(73)
Muan Sunshine Solar Power Plant Co., Ltd.		136,382	124,745	16,360	2,999
Bigeum Resident Photovoltaic Power Co., Ltd.		303,462	309,185	—	(3,031)
Goesan Solar Park Co., Ltd.		50,659	40,738	6,530	985
Saemangeum Heemang Photovoltaic Co., Ltd.		152,496	113,407	23,448	4,063
Bitgoel Eco Energy Co., Ltd.		85,571	60,302	29,907	7,019
Jeju Gimnyeong Wind Power Co., Ltd.		56,906	56,087	9,261	(2,088)
Seoroseoro Sunny Power Plant Co., Ltd.		6,813	4,650	1,039	193
Muan Solar park Co., Ltd.		204,168	171,642	31,532	8,648
YuDang Solar Co., Ltd.		20,566	17,717	3,483	420
Anjwa Smart Farm & Solar City Co., Ltd.		258,076	223,831	37,742	3,119
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)		143,157	112,651	58,423	13,407
G.GURU Co., Ltd.		818	142	162	(540)
UD4M Co., Ltd.		1,242	194	1,066	(59)
Dongbu Highway Solar Co., Ltd.		16,563	14,913	2,580	140
Seobu Highway Solar Co., Ltd.		16,739	14,707	2,646	451
Korea Energy Data Co., Ltd.		313	191	348	(87)
Gangneung Sacheon Fuel Cell Co., Ltd.		138,761	119,779	23,523	9,191
KOSTURE Co., Ltd.		196	22	208	16
Taebaek Gadeoksan Wind Power Co., Ltd.		196,810	139,675	35,000	13,138
Chuncheon Green Energy Co., Ltd.		217,335	197,676	6,052	(497)
Yeomsubong Wind Power Co., Ltd.		32,742	30,586	—	(1,753)
Yeongyang Wind Power Corporation II		133,053	106,419	15,190	8,797
Haeparang Energy Co., Ltd.		40,698	32,359	—	(335)
Saemangeum Sebit Power Plant Co., Ltd.		165,283	97,997	22,663	(812)
Boulder Solar III, LLC		1,929	—	—	—
PlatformN. Co., Ltd.		184	394	404	(566)
PT. Cirebon Energi Prasarana		3,372,539	2,606,566	434,806	73,285
Green Radiation Co., Ltd.		1,038	812	298	100
Future Convergence Technology Laboratory. Co., Ltd.		479	302	—	(70)
Eco Motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)		1,664	329	633	372
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)		1,801	1,081	856	—
ACE		385	348	53	(30)
Environment and Energy Co., Ltd.		89	—	—	(4)
Santiago Solar Power SpA		88,687	65,149	—	(2,994)
Yanggu Floating Photovoltaic Power Plant Inc.		17,092	14,470	135	(495)
Power Embedded		298	2	—	(2)
Changwon SG Energy Co., Ltd.		5,738	1,649	436	(703)
Donpyung Technology. Co., Ltd.		2,039	643	1,664	93
HORANG ENERGY Inc.		64,736	54,923	—	(389)
Hoenggye Renewable Energy Co., Ltd		24,702	25,730	—	(4,864)
Haman Green Energy Co., Ltd.		40,801	32,285	—	(5,116)
Songsan Green Energy Co., Ltd.		46,016	32,262	—	(100)

<Joint ventures>
Shuweihat Asia Power Investment B.V.		142,680	20	—	897
Shuweihat Asia Operation & Maintenance Company		4,421	1,116	3,194	2,249
Waterbury Lake Uranium L.P.		74,320	550	—	—
ASM-BG Investicii AD		68,837	39,359	10,931	1,359

2023
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
RES Technology AD	￦	58,152	29,387	5,969	(1,027)
KV Holdings, Inc.		12,968	2	20	367
KEPCO SPC Power Corporation		288,140	26,778	222,773	17,270
Gansu Datang Yumen Wind Power Co., Ltd.		61,657	45,869	10,684	791
Datang Chifeng Renewable Power Co., Ltd.		812,124	345,277	117,833	25,055
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		166,959	58,942	23,638	1,597
Rabigh Electricity Company		2,556,848	1,855,234	304,727	51,539
Rabigh Operation & Maintenance Company Limited		40,339	27,928	31,301	6,676
Jamaica Public Service Company Limited		2,332,019	1,491,199	1,400,582	87,307
KW Nuclear Components Co., Ltd.		42,363	460	14,344	5,386
Busan Shinho Solar Power Co., Ltd.		31,863	5,188	9,197	4,473
Global Trade Of Power System Co., Ltd.		2,398	277	2,044	(229)
Expressway Solar-light Power Generation Co., Ltd.		13,065	2,691	3,397	892
Amman Asia Electric Power Company		719,388	347,015	21,772	33,811
KAPES, Inc.		203,066	165,475	32,294	2,150
Honam Wind Power Co., Ltd.		31,183	14,938	6,570	1,540
Korea Power Engineering Service Co., Ltd.		21,534	1,853	11,248	1,203
Chun-cheon Energy Co., Ltd.		565,972	447,820	502,889	10,435
Yeonggwangbaeksu Wind Power Co., Ltd.		73,854	50,936	13,523	1,944
Nghi Son 2 Power LLC		3,775,717	2,939,740	825,701	33,505
Kelar S.A.		691,104	493,325	112,201	12,488
PT. Tanjung Power Indonesia		704,274	446,700	111,138	21,854
Incheon New Power Co., Ltd.		1,404	377	3,781	485
Seokmun Energy Co., Ltd.		201,776	144,565	54,575	(1,581)
Daehan Wind Power PSC		144,260	111,407	17,880	4,951
Barakah One Company		35,586,640	36,901,367	1,243,735	(230,503)
Nawah Energy Company		569,982	568,147	555,338	34
MOMENTUM		13,449	12,821	23,160	624
Daegu Green Power Co., Ltd.		515,354	429,204	380,130	(5,146)
Yeonggwang Wind Power Co., Ltd.		225,286	175,530	36,326	11,672
Chester Solar IV SpA		12,435	11,504	2,119	395
Chester Solar V SpA		4,124	4,002	696	141
Diego de Almagro Solar SpA		15,785	13,907	3,114	931
South Jamaica Power Company Limited		482,866	267,307	240,664	18,833
Daesan Green Energy Co., Ltd.		237,663	174,261	111,225	11,480
RE Holiday Holdings LLC		340,773	172,589	21,178	664
RE Pioneer Holdings LLC		257,091	148,929	14,136	(2,164)
RE Barren Ridge 1 Holdings LLC		213,491	97,184	11,915	(1,979)
RE Astoria 2 LandCo LLC		14,116	242	1,014	823
RE Barren Ridge LandCo LLC		4,980	97	393	329
Laurel SpA		10,665	9,768	1,646	169
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		30,081	84	—	(182)
Cheong-Song Noraesan Wind Power Co., Ltd.		54,086	41,352	6,780	1,240
Chester Solar I SpA		12,846	10,712	1,620	214
Solar Philippines Calatagan Corporation		146,304	37,922	16,420	9,121
Saemangeum Solar Power Co., Ltd.		34,905	5,994	—	(162)
Chungsongmeon BongSan wind power Co., Ltd.		83,147	80,102	—	(925)
Jaeun Resident Wind Power Plant Co., Ltd.		95,529	87,893	181	(80)
DE Energia SpA		28,017	21,416	5,006	21,118
Dangjin Eco Power Co., Ltd.		96,980	19,299	3,789	589
Haemodum Solar Co., Ltd.		21,612	15,241	2,216	299
Yangyang Wind Power Co., Ltd.		124,550	103,766	211	(858)
HORUS SOLAR, S.A. DE C.V.		210,868	160,006	20,586	26,865

2023
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.	￦	239,548	180,912	4,920	24,984
SUNMEX RENOVABLES, S.A. DE C.V.		156,696	133,032	—	6,232
Stavro Holding II A.B.		91,342	28	—	(87)
Solaseado Solar Power Co., Ltd.		346,793	304,142	39,907	4,823
Yeongam Solar Power Co., Ltd.		326,429	279,779	35,280	4,506
Samsu Wind Power Co., Ltd.		67,150	51,247	8,751	1,741
Pulau Indah Power Plant Sdn. Bhd.		800,300	720,459	431	2,095
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		72,465	97	7,569	7,080
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,230	22	38	(3)
PT Barito Wahana Tenaga		512,846	—	—	72,320
Cheongna Energy Co., Ltd.		428,042	380,935	119,530	29,511
Naepo Green Energy Co., Ltd.		695,684	677,583	312,592	53,343
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		441,975	498,353	212,997	5,544
OneEnergy Asia Limited		2,181,165	1,520,032	1,149,944	94,298
KAS INVESTMENT I LLC		52,806	—	(7,436)	(7,437)
KAS INVESTMENT II LLC		52,555	1	(7,444)	(7,445)
Energyco Co., Ltd.		54,336	49,816	6,599	(173)
CAES, LLC		48,495	5	—	(2,388)
Hapcheon Floating Photovoltaic Power Plant Inc.		79,924	58,887	12,679	4,266
Busan Industrial Solar Power Co., Ltd.		18,636	15,896	2,378	106
Bitsolar Energy Co., Ltd.		73,435	79,367	8,249	(1,125)
Pulau Indah O&M Sdn. Bhd.		—	—	—	—
Guadalupe Solar SpA		10,646	8,811	1,684	626
Omisan Wind Power Co., Ltd.		150,813	126,853	—	(453)
Foresight Iberian Solar Group Holding, S.L.		94,972	86,049	—	(2,712)
Yeongwol Eco Wind Co., Ltd.		109,716	102,143	3,561	2,975
Gurae Resident Power Co., Ltd.		14,096	12,299	652	615
Cheongju Eco Park Co., Ltd.		145,956	115,347	38,907	(4,892)
Enel X Midland Photovoltaic, LLC		12,825	115	2,128	850
Geumsungsan Wind Power Co., Ltd.		142,703	125,602	13,568	6,570
KEPCO KPS CARABAO Corp.		375	468	—	(467)
Prime Swedish Holding AB		83,699	218	—	(524)
Goheung New Energy Co., Ltd.		177,924	146,175	29,246	8,460
Gunsan Land Solar Co., Ltd.		144,435	108,848	23,523	(974)
CapMan Lynx SCA, SICAR		139,262	132,430	1,427	(12,401)
International Offshore Power Transmission Holding Company Limited		6,555	2,486	—	(195)
Pyeongchang Wind Power Co., Ltd.		60,535	39,452	9,361	(2,354)
Eumseong Eco Park Co., Ltd.		153,927	126,998	46,679	5,609
Changwon Nu-ri Energy Co., Ltd.		13,183	29	—	(44)
PungBack Wind Farm Corporation		70,330	51,804	—	(255)
Trumbull Asset Management, LLC		1,697	497	5,955	887
S-Power Chile SpA		2,240	2,390	1,327	(139)
Seungmun Green Energy		144,600	115,034	10,879	2,127
Seobusambo highway photovoltaics Co., Ltd.		9,838	5,362	1,051	624
Yangyang Suri Wind Power Co., Ltd.		111,682	78,552	—	(3,069)
KEPCO for Power Company		235,212	234,487	—	(3,610)
Taebaek Wind Power Co., Ltd.		26,606	3,385	7,384	3,752
Jeonju Bio Green Energy Co., Ltd.		4,916	—	—	(84)
Kumyang Eco Park Co., Ltd.		13,831	1,395	—	(71)
Jeongeup Green Power Co., Ltd.		11,243	5,462	—	(1,343)
Hadong E-factory Co., Ltd.		1,544	399	—	(13)
Namyangju Combined Heat and Power Co., Ltd.		7,000	—	—	—
Wadi Noor Solar Power Company SAOC		70,963	69,288	—	—
Fairhaven Energy Storage LLC		—	—	—	—

(5)	Financial information of associates and joint ventures reconciled to the Company's investments in consolidated financial statements as of December 31, 2022 and 2023 are as follows:

2022
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	10,410,740	20.47%	2,131,078	—	—	(45,782)	2,085,296
Korea Electric Power Industrial Development Co., Ltd.		107,166	29.00%	31,078	—	—	—	31,078
YTN Co., Ltd.		256,791	21.43%	55,027	—	—	—	55,027
Gangwon Wind Power Co., Ltd.		80,729	15.00%	12,109	49	—	—	12,158
Hyundai Green Power Co., Ltd.		413,072	29.00%	119,791	—	—	—	119,791
Korea Power Exchange		275,126	100.00%	275,126	—	—	—	275,126
Taebaek Wind Power Co., Ltd.		24,168	60.00%	14,501	—	—	—	14,501
Taebaek Guinemi Wind Power Co., Ltd.		15,327	67.25%	10,307	—	—	2,742	13,049
Daeryun Power Co., Ltd.		402,140	6.85%	27,547	—	—	(820)	26,727
KNH Solar Co., Ltd.		10,679	27.00%	2,883	—	—	—	2,883
SPC Power Corporation		228,534	38.00%	86,843	—	—	(15,975)	70,868
Gemeng International Energy Co., Ltd.		2,335,997	34.00%	794,239	—	—	(215,418)	578,821
PT. Cirebon Electric Power		491,324	27.50%	135,114	—	—	—	135,114
KNOC Nigerian East Oil Co., Ltd.		(83,483)	14.63%	(12,214)	—	—	12,214	—
KNOC Nigerian West Oil Co., Ltd.		(76,755)	14.63%	(11,229)	—	—	11,229	—
PT Wampu Electric Power		82,051	46.00%	37,743	—	—	—	37,743
PT. Bayan Resources TBK		2,476,409	20.00%	495,282	265,817	—	(76,380)	684,719
S-Power Co., Ltd.		290,656	49.00%	142,421	—	(1,293)	—	141,128
Pioneer Gas Power Limited		(205,787)	38.50%	(79,223)	22,278	—	56,945	—
Eurasia Energy Holdings		(508)	40.00%	(203)	—	—	203	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		466,385	25.00%	116,596	305	(1,028)	(289)	115,584
PT. Mutiara Jawa		12,402	29.00%	3,597	—	—	—	3,597
Samcheok Eco Materials Co., Ltd.		23,343	25.54%	5,962	—	—	(5,962)	—
Noeul Green Energy Co., Ltd.		(18,861)	29.00%	(5,470)	—	—	5,470	—
Goseong Green Power Co., Ltd.		1,001,651	29.00%	290,479	—	(1,586)	—	288,893
Gangneung Eco Power Co., Ltd.		7,464	1.61%	120	—	(134)	14	—
Shin Pyeongtaek Power Co., Ltd.		363,838	40.00%	145,535	3,559	(15,271)	—	133,823
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		986	28.00%	276	—	—	2	278
Dongducheon Dream Power Co., Ltd.		302,071	34.01%	102,734	1,757	(2,609)	(12,582)	89,300
Jinbhuvish Power Generation Pvt. Ltd.		47,988	5.16%	2,496	—	—	(2,496)	—
Daejung Offshore Wind Power Co., Ltd.		3,337	46.59%	1,555	—	—	—	1,555
GS Donghae Electric Power Co., Ltd.		765,131	34.00%	260,145	—	—	—	260,145
Daegu Photovoltaic Co., Ltd.		9,823	29.00%	2,849	—	—	—	2,849
Busan Green Energy Co., Ltd.		15,156	29.00%	4,395	—	—	—	4,395
Gunsan Bio Energy Co., Ltd.		(21,127)	18.87%	(3,986)	—	—	3,986	—
Hansuwon KNP Co., Ltd.		1,519	28.98%	440	—	—	(160)	280
Korea Electric Power Corporation Fund		29,400	98.09%	28,838	—	—	4	28,842
Energy Infra Asset Management Co., Ltd.		11,956	9.90%	1,184	—	—	—	1,184
Daegu clean Energy Co., Ltd.		44	28.00%	12	—	—	—	12
Yaksu ESS Co., Ltd.		1,670	29.00%	484	2	—	—	486
Nepal Water & Energy Development Company Private Limited		99,862	69.06%	68,968	972	—	—	69,940
Gwangyang Green Energy Co., Ltd.		125,130	20.00%	25,026	18	—	—	25,044
PND S olar Co., Ltd.		4,306	29.00%	1,249	154	—	—	1,403
Hyundai Eco Energy Co., Ltd.		39,033	19.00%	7,416	215	—	—	7,631
YeongGwang Yaksu Wind Electric Co., Ltd.		788	9.63%	76	300	—	(220)	156
Green Energy Electricity Generation Co., Ltd.		2,733	29.00%	793	778	—	—	1,571
Korea Energy Solutions Co., Ltd.		466	20.00%	93	—	—	—	93
ITR Co., Ltd.		(26)	20.00%	(5)	1	—	4	—
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)		1,565	20.00%	313	53	—	—	366
Namjeongsusang Solar Power Operation Co., Ltd.		2,355	15.00%	353	20	—	—	373
Indeck Niles Development, LLC		416,164	50.00%	208,082	93,956	—	—	302,038
Indeck Niles Asset Management, LLC		283	33.33%	94	—	—	—	94

2022
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	￦	14,146	49.00%	6,932	—	—	—	6,932
Suwon New Power Co., Ltd.		1,978	33.05%	654	—	265	—	919
Gwangbaek Solar Power Investment Co., Ltd.		10,949	44.00%	4,818	315	—	—	5,133
Go deok Clean Energy Co., Ltd.		11,049	40.00%	4,420	—	—	—	4,420
SureDataLab Co., Ltd.		739	23.95%	177	—	—	—	177
SEP Co., Ltd.		(65)	21.26%	(14)	—	—	14	—
Hankook Electric Power Information Co., Ltd.		1,337	16.49%	220	—	—	—	220
Tronix Co., Ltd.		526	12.50%	66	—	—	—	66
O2&B Global Co., Ltd.		181	20.00%	36	—	—	—	36
Muan Sunshine Solar Power Plant Co., Ltd.		10,338	20.00%	2,068	494	—	—	2,562
Bigeum Resident Photovoltaic Power Co., Ltd.		(1,539)	29.90%	(460)	24	—	436	—
Goesan Solar Park Co., Ltd.		8,936	29.00%	2,591	—	—	—	2,591
Saemangeum Heemang Photovoltaic Co., Ltd.		35,060	35.00%	12,271	739	—	—	13,010
Bitgoel Eco Energy Co., Ltd.		18,249	49.05%	8,951	—	—	—	8,951
Jeju Gimnyeong Wind Power Co., Ltd.		2,907	30.00%	872	—	—	—	872
Seoroseoro Sunny Power Plant Co., Ltd.		1,970	42.58%	839	20	—	—	859
Muan Solar park Co., Ltd.		37,565	20.00%	7,513	325	—	—	7,838
YuDang Solar Co., Ltd.		2,929	20.00%	586	—	—	—	586
Anjwa Smart Farm & Solar City Co., Ltd.		39,225	20.00%	7,845	817	—	—	8,662
Daewon Green Energy Co., Ltd.		17,514	25.36%	4,441	44	—	—	4,485
G.GURU Co., Ltd.		1,216	24.65%	300	—	—	—	300
UD4M Co., Ltd.		1,125	14.29%	161	—	—	—	161
Dongbu Highway Solar Co., Ltd.		1,509	20.00%	302	50	—	—	352
Seobu Highway Solar Co., Ltd.		1,581	20.00%	316	—	—	—	316
Korea Energy Data Co., Ltd.		211	29.37%	62	—	—	—	62
Gangneung Sacheon Fuel Cell Co., Ltd.		10,218	41.00%	4,189	88	—	—	4,277
KOSTURE Co., Ltd.		156	0.82%	1	—	—	—	1
Taebaek Gadeoksan Wind Power Co., Ltd.		58,940	34.00%	20,040	—	—	—	20,040
Chuncheon Green Energy Co., Ltd.		20,226	45.00%	9,102	53	—	—	9,155
Yeomsubong Wind Power Co., Ltd.		1,540	3.81%	59	3	—	—	62
Yeongyang Wind Power Corporation II		17,837	30.00%	5,351	2,110	—	—	7,461
Haeparang Energy Co., Ltd.		8,673	25.00%	2,168	20	—	—	2,188
Saemangeum Sebit Power Plant Co., Ltd.		36,439	63.09%	22,990	209	—	—	23,199
Boulder Solar III, LLC		1,896	30.00%	569	175	—	—	744
PlatformN. Co., Ltd.		285	29.58%	84	—	—	—	84
PT. Cirebon Energi Prasarana		690,347	10.00%	69,035	—	—	—	69,035
Green Radiation Co., Ltd.		77	10.00%	8	3	—	—	11
Future Convergence Technology Laboratory. Co., Ltd.		249	20.12%	50	—	—	—	50
SC E&G. Co,. Ltd.		1,068	20.00%	214	—	—	—	214
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co., Ltd.)		828	20.00%	166	—	—	—	166
ACE		100	20.00%	20	—	—	—	20
Environment and Energy Co., Ltd.		93	10.54%	10	—	—	—	10
Santiago Solar Power SpA		26,748	50.00%	13,373	—	—	—	13,373
Yanggu Floating Photovoltaic Power Plant Inc.		3,115	29.00%	903	—	—	—	903

<Joint ventures>
KEPCO-Uhde Inc.		33	50.85%	17	—	—	—	17
Shuweihat Asia Power Investment B.V.		135,617	49.00%	66,452	—	—	—	66,452
Shuweihat Asia Operation & Maintenance Company		2,966	55.00%	1,631	—	—	—	1,631
Waterbury Lake Uranium L.P.		66,589	32.59%	21,701	49	—	—	21,750
ASM-BG Investicii AD		29,110	50.00%	14,555	—	—	—	14,555

2022
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
RES Technology AD	￦	30,266	50.00%	15,133	—	—	—	15,133
KV Holdings, Inc.		24,148	40.00%	9,659	—	—	—	9,659
KEPCO SPC Power Corporation		238,822	75.20%	179,594	—	—	—	179,594
Gansu Datang Yumen Wind Power Co., Ltd.		15,059	40.00%	6,024	—	—	—	6,024
Datang Chifeng Renewable Power Co., Ltd.		479,954	40.00%	191,982	—	—	—	191,982
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		110,995	40.00%	44,398	—	—	—	44,398
Rabigh Electricity Company		665,110	40.00%	266,044	—	(50,632)	(805)	214,607
Rabigh Operation & Maintenance Company Limited		12,782	40.00%	5,113	—	—	—	5,113
Jamaica Public Service Company Limited		795,250	40.00%	318,100	29,357	—	(16,050)	331,407
KW Nuclear Components Co., Ltd.		38,368	45.00%	17,266	—	—	(176)	17,090
Busan Shinho Solar Power Co., Ltd.		26,877	25.00%	6,719	—	—	—	6,719
Global Trade Of Power System Co., Ltd.		2,406	29.00%	698	—	—	—	698
Expressway Solar-light Power Generation Co., Ltd.		9,508	50.00%	4,754	—	—	—	4,754
Amman Asia Electric Power Company		367,090	60.00%	220,254	—	—	—	220,254
KAPES, Inc.		37,875	51.00%	19,316	—	(22,451)	3,135	—
Honam Wind Power Co., Ltd.		16,506	29.00%	4,787	32	—	—	4,819
Korea Power Engineering Service Co., Ltd.		19,114	29.00%	5,543	—	—	—	5,543
Chun-cheon Energy Co., Ltd.		107,990	29.90%	32,289	3	—	(248)	32,044
Yeonggwangbaeksu Wind Power Co., Ltd.		20,972	15.00%	3,146	5	—	—	3,151
Nghi Son 2 Power LLC		817,678	50.00%	408,839	—	—	—	408,839
Kelar S.A.		175,717	65.00%	114,216	2,921	—	—	117,137
PT. Tanjung Power Indonesia		265,448	35.00%	92,907	—	—	—	92,907
Incheon New Power Co., Ltd.		1,878	29.00%	545	—	—	(347)	198
Seokmun Energy Co., Ltd.		59,778	29.00%	17,336	—	—	—	17,336
Daehan Wind Power PSC		27,846	50.00%	13,923	—	—	—	13,923
Barakah One Company		(835,613)	18.00%	(150,410)	—	56,437	93,973	—
Nawah Energy Company		1,749	18.00%	315	—	—	—	315
Momentum		1,035	33.33%	345	—	—	—	345
Daegu Green Power Co., Ltd.		91,550	54.24%	49,657	84	—	(20,381)	29,360
Yeonggwang Wind Power Co., Ltd.		43,958	46.00%	20,221	492	—	—	20,713
Chester Solar IV SpA		259	45.00%	117	64	—	—	181
Chester Solar V SpA		49	45.00%	22	134	—	—	156
Diego de Almagro Solar SpA		962	45.00%	433	107	—	—	540
South Jamaica Power Company Limited		232,199	20.00%	46,440	—	—	(3)	46,437
Daesan Green Energy Co., Ltd.		54,908	35.00%	19,218	—	—	—	19,218
RE Holiday Holdings LLC		170,740	50.00%	85,370	—	—	—	85,370
RE Pioneer Holdings LLC		110,344	50.00%	55,172	—	—	—	55,172
RE Barren Ridge 1 Holdings LLC		126,068	50.00%	63,034	—	—	(59,684)	3,350
RE Astoria 2 LandCo LLC		13,198	50.00%	6,599	—	—	—	6,599
RE Barren Ridge LandCo LLC		4,666	50.00%	2,333	—	—	—	2,333
Laurel SpA		774	45.00%	348	206	—	—	554
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		29,443	12.37%	3,642	9	—	—	3,651
Chile Solar JV SpA		19,637	50.00%	9,819	—	—	—	9,819
Cheong-Song Noraesan Wind Power Co., Ltd.		14,484	29.01%	4,202	61	—	—	4,263
Chester Solar I SpA		2,313	45.00%	1,041	273	—	—	1,314
Solar Philippines Calatagan Corporation		76,571	38.00%	29,097	—	—	27,805	56,902
Saemangeum Solar Power Co., Ltd.		29,073	81.01%	23,551	—	—	—	23,551
Chungsongmeon BongSan wind power Co., Ltd.		5,823	29.00%	1,689	1,781	—	—	3,470
Jaeun Resident Wind Power Plant Co., Ltd.		7,709	29.00%	2,236	—	—	—	2,236

2022
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
DE Energia SpA	￦	(14,131)	49.00%	(6,924)	—	—	16,460	9,536
Dangjin Eco Power Co., Ltd.		77,993	34.00%	26,518	341	—	—	26,859
Haemodum Solar Co., Ltd.		6,871	49.00%	3,367	—	—	—	3,367
Yangyang Wind Power Co., Ltd.		21,642	50.00%	10,821	43	—	—	10,864
HORUS SOLAR, S.A. DE C.V.		22,722	14.95%	3,396	3,580	—	—	6,976
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		18,253	14.95%	2,728	2,171	—	—	4,899
SUNMEX RENOVABLES, S.A. DE C.V.		11,053	14.95%	1,652	5	—	—	1,657
Stavro Holding II A.B.		85,856	20.00%	17,171	—	—	—	17,171
Solaseado Solar Power Co., Ltd.		38,230	38.90%	14,872	1,361	—	—	16,233
Yeongam Solar Power Co., Ltd.		47,923	19.00%	9,105	774	—	—	9,879
Samsu Wind Power Co., Ltd.		16,869	19.00%	3,205	—	—	—	3,205
Pulau Indah Power Plant Sdn. Bhd.		84,683	25.00%	21,171	5,643	—	—	26,814
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		71,777	29.53%	21,196	527	—	—	21,723
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,319	90.00%	15,587	—	—	—	15,587
PT Barito Wahana Tenaga		447,688	30.61%	137,047	—	—	—	137,047
Cheongna Energy Co., Ltd.		17,595	50.10%	8,815	3,137	(1,194)	—	10,758
Naepo Green Energy Co., Ltd.		(51,219)	29.20%	(14,956)	—	—	14,956	—
Dayone Energy Co., Ltd.		(59,627)	46.30%	(27,607)	—	(868)	28,475	—
OneEnergy Asia Limited		366,764	40.00%	146,706	25,512	—	—	172,218
KAS Investment I LLC		61,046	29.89%	18,247	—	—	—	18,247
KAS Investment II LLC		60,800	29.89%	18,173	—	—	—	18,173
Energyco Co., Ltd.		4,692	29.00%	1,361	829	—	—	2,190
CAES, LLC		49,670	36.00%	17,881	2,924	—	—	20,805
Hapcheon Floating Photovoltaic Power Plant Inc.		17,207	49.00%	8,432	39	—	—	8,471
Busan Industrial Solar Power Co., Ltd.		3,133	28.02%	878	290	—	—	1,168
Bitsolar Energy Co., Ltd.		(4,545)	27.10%	(1,232)	352	—	1,232	352
Pulau Indah O&M Sdn. Bhd.		—	60.00%	—	—	—	—	—
Guadalupe Solar SpA		1,358	60.00%	815	98	—	—	913
Omisan Wind Power Co., Ltd.		24,393	42.00%	10,245	166	—	—	10,411
Foresight Iberian Solar Group Holding, S.L.		12,184	75.00%	9,138	1,427	—	—	10,565
Yeongwol Eco Wind Co., Ltd.		4,575	29.00%	1,327	1,828	—	—	3,155
Gurae Resident Power Co., Ltd.		1,182	29.00%	343	48	—	—	391
Cheongju Eco Park Co., Ltd.		35,500	29.00%	10,295	195	—	—	10,490
Enel X Midland Photovoltaic, LLC		9,279	20.00%	1,856	—	—	—	1,856
Geumsungsan Wind Power Co., Ltd.		10,128	29.00%	2,937	556	—	—	3,493
KEPCO KPS CARABAO Corp.		443	40.00%	177	—	—	—	177
Prime Swedish Holding AB		77,828	45.00%	35,023	1,222	—	—	36,245
Goheung New Energy Co., Ltd.		23,289	46.15%	10,748	1,084	—	—	11,832
Gunsan Land Solar Co., Ltd.		36,586	75.29%	27,544	—	—	—	27,544
CapMan Lynx SCA, SICAR		9,908	50.00%	4,954	—	—	(4,954)	—
International Offshore Power Transmission Holding Company Limited		(66,788)	35.00%	(23,376)	(2)	—	23,378	—
Pyeongchang Wind Power Co., Ltd.		24,938	58.00%	14,464	—	—	—	14,464
Eumseong Eco Park Co., Ltd.		17,173	29.00%	4,980	577	—	—	5,557
Songsan Green Energy Co., Ltd.		5,500	25.00%	1,375	12	—	—	1,387
Changwon Nu-ri Energy Co., Ltd.		1,490	33.33%	497	—	—	—	497
Hasami Wind Farm Corporation		3,100	29.00%	899	690	—	—	1,589
PungBack Wind Farm Corporation		15,290	37.00%	5,657	1,086	—	—	6,743
Trumbull Asset Management, LLC		316	78.00%	246	—	—	—	246
S-Power Chile SpA		(20)	50.00%	(10)	—	—	137	127
Seungmun Green Energy		27,440	33.00%	9,054	—	—	—	9,054
Seobusambo highway photovoltaics Co., Ltd.		3,833	80.00%	3,066	—	—	—	3,066

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

2023
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	9,826,038	20.47%	2,011,390	—	—	(40,747)	1,970,643
Korea Electric Power Industrial Development Co., Ltd.		101,723	29.00%	29,500	—	—	—	29,500
YTN Co., Ltd.		244,080	21.43%	52,303	—	—	—	52,303
Gangwon Wind Power Co., Ltd.		79,682	15.00%	11,952	49	—	—	12,001
Hyundai Green Power Co., Ltd.		407,491	29.00%	118,173	—	—	—	118,173
Korea Power Exchange		274,286	100.00%	274,286	—	—	—	274,286
Taebaek Guinemi Wind Power Co., Ltd.		16,043	67.25%	10,788	2,742	—	—	13,530
Daeryun Power Co., Ltd.		403,701	6.85%	27,654	—	—	(820)	26,834
KNH Solar Co., Ltd.		11,828	27.00%	3,194	—	—	—	3,194
SPC Power Corporation		258,764	38.00%	98,330	—	—	(19,399)	78,931
Gemeng International Energy Co., Ltd.		2,317,545	42.00%	973,369	—	—	(267,557)	705,812
PT. Cirebon Electric Power		488,215	27.50%	134,259	—	—	—	134,259
KNOC Nigerian East Oil Co., Ltd.		(84,988)	14.63%	(12,434)	—	—	12,434	—
KNOC Nigerian West Oil Co., Ltd.		(78,143)	14.63%	(11,432)	—	—	11,432	—
PT Wampu Electric Power		75,120	46.00%	34,555	—	—	—	34,555
PT. Bayan Resources TBK		2,428,465	20.00%	485,693	209,894	—	(76,380)	619,207
S-Power Co., Ltd.		334,591	49.00%	163,950	—	(1,185)	—	162,765
Pioneer Gas Power Limited		(257,311)	38.50%	(99,058)	22,278	—	76,780	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		469,397	25.00%	117,349	305	(987)	(289)	116,378
PT. Mutiara Jawa		17,822	29.00%	5,168	—	—	—	5,168
Samcheok Eco Materials Co., Ltd.		(17,351)	25.54%	(4,431)	—	—	4,431	—
Noeul Green Energy Co., Ltd.		(17,973)	29.00%	(5,212)	—	—	5,212	—
Goseong Green Power Co., Ltd.		1,001,702	29.00%	290,494	—	(2,870)	—	287,624
Gangneung Eco Power Co., Ltd.		716,901	29.00%	207,901	48,531	(1,503)	—	254,929
Shin Pyeongtaek Power Co., Ltd.		390,335	40.00%	156,134	3,559	(14,667)	—	145,026
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,045	28.00%	293	—	—	1	294
Dongducheon Dream Power Co., Ltd.		294,848	34.01%	100,278	1,757	(2,249)	(12,583)	87,203
Jinbhuvish Power Generation Pvt. Ltd.		48,583	5.16%	2,526	—	—	(2,526)	—
Daejung Offshore Wind Power Co., Ltd.		3,183	46.59%	1,483	—	—	—	1,483
GS Donghae Electric Power Co., Ltd.		762,013	34.00%	259,085	—	—	—	259,085
Daegu Photovoltaic Co., Ltd.		9,669	29.00%	2,804	—	—	—	2,804
Busan Green Energy Co., Ltd.		11,239	29.00%	3,259	—	—	—	3,259
Hansuwon KNP Co., Ltd.		2,164	28.98%	627	—	—	(160)	467
Korea Electric Power Corporation Fund		23,873	98.09%	23,417	—	—	4	23,421
Energy Infra Asset Management Co., Ltd.		12,257	9.90%	1,213	—	—	—	1,213
Daegu clean Energy Co., Ltd.		44	28.00%	12	—	—	(12)	—
Yaksu ESS Co., Ltd.		980	29.00%	284	1	—	—	285
Nepal Water & Energy Development Company Private Limited		159,265	68.88%	109,701	872	—	—	110,573
Gwangyang Green Energy Co., Ltd.		123,103	20.00%	24,620	18	—	—	24,638
PND S olar Co., Ltd.		4,677	29.00%	1,356	154	—	—	1,510
Hyundai Eco Energy Co., Ltd.		40,699	19.00%	7,733	214	—	—	7,947
YeongGwang Yaksu Wind Electric Co., Ltd.		547	9.63%	53	300	—	(220)	133
Green Energy Electricity Generation Co., Ltd.		(2,658)	29.00%	(771)	779	—	—	8
Korea Energy Solutions Co., Ltd.		848	20.00%	170	—	—	—	170
ITR Co., Ltd.		(10)	10.00%	(1)	—	—	1	—
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)		1,691	20.00%	338	53	—	—	391
Indeck Niles Development, LLC		482,200	50.00%	241,100	90,074	—	4,227	335,401
Indeck Niles Asset Management, LLC		278	33.33%	93	—	—	—	93
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		13,258	49.00%	6,496	—	—	—	6,496

2023
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Suwon New Power Co., Ltd.	￦	2,318	33.05%	766	—	256	—	1,022
Gwangbaek Solar Power Investment Co., Ltd.		10,998	44.00%	4,839	316	—	—	5,155
Go deok Clean Energy Co., Ltd.		11,807	40.00%	4,723	—	—	—	4,723
SureDataLab Co., Ltd.		474	23.95%	114	—	—	—	114
SEP Co., Ltd.		(72)	21.26%	(15)	—	—	15	—
Hankook Electric Power Information Co., Ltd.		1,296	16.49%	214	—	—	—	214
Tronix Co., Ltd.		1,757	12.50%	220	—	—	—	220
O2&B Global Co., Ltd.		105	20.00%	21	—	—	—	21
Muan Sunshine Solar Power Plant Co., Ltd.		11,637	20.00%	2,328	494	—	—	2,822
Bigeum Resident Photovoltaic Power Co., Ltd.		(5,723)	29.90%	(1,711)	24	—	1,687	—
Goesan Solar Park Co., Ltd.		9,921	29.00%	2,877	—	—	—	2,877
Saemangeum Heemang Photovoltaic Co., Ltd.		39,089	35.00%	13,681	739	—	—	14,420
Bitgoel Eco Energy Co., Ltd.		25,269	49.05%	12,394	—	—	—	12,394
Jeju Gimnyeong Wind Power Co., Ltd.		819	30.00%	246	—	—	—	246
Seoroseoro Sunny Power Plant Co., Ltd.		2,163	42.58%	921	20	—	—	941
Muan Solar park Co., Ltd.		32,526	20.00%	6,505	325	—	—	6,830
YuDang Solar Co., Ltd.		2,849	20.00%	570	—	—	—	570
Anjwa Smart Farm & Solar City Co., Ltd.		34,245	20.00%	6,849	816	—	—	7,665
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)		30,506	25.36%	7,735	44	—	—	7,779
G.GURU Co., Ltd.		676	24.65%	167	—	—	—	167
UD4M Co., Ltd.		1,048	14.29%	150	—	—	—	150
Dongbu Highway Solar Co., Ltd.		1,650	20.00%	330	50	—	—	380
Seobu Highway Solar Co., Ltd.		2,032	20.00%	406	—	—	—	406
Korea Energy Data Co., Ltd.		122	29.37%	36	—	—	—	36
Gangneung Sacheon Fuel Cell Co., Ltd.		18,982	41.00%	7,783	87	—	—	7,870
KOSTURE Co., Ltd.		174	4.42%	8	—	—	—	8
Taebaek Gadeoksan Wind Power Co., Ltd.		57,135	34.00%	19,426	—	—	—	19,426
Chuncheon Green Energy Co., Ltd.		19,659	45.00%	8,847	53	—	—	8,900
Yeomsubong Wind Power Co., Ltd.		2,156	29.00%	625	246	—	—	871
Yeongyang Wind Power Corporation II		26,634	30.00%	7,990	2,110	—	—	10,100
Haeparang Energy Co., Ltd.		8,339	25.00%	2,084	20	—	—	2,104
Saemangeum Sebit Power Plant Co., Ltd.		67,286	55.00%	37,009	182	—	—	37,191
Boulder Solar III, LLC		1,929	30.00%	579	175	—	—	754
PlatformN. Co., Ltd.		(210)	29.58%	(62)	—	—	62	—
PT. Cirebon Energi Prasarana		765,973	10.00%	76,597	—	—	—	76,597
Green Radiation Co., Ltd.		226	10.00%	23	3	—	—	26
Future Convergence Technology Laboratory. Co., Ltd.		177	20.12%	36	—	—	—	36
Eco motion Co., Ltd. (formerly, SC E&G. Co,. Ltd.)		1,335	20.00%	267	—	—	—	267
REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)		720	16.67%	120	—	—	—	120
ACE		37	20.00%	7	—	(5)	—	2
Environment and Energy Co., Ltd.		89	10.54%	9	—	—	—	9
Santiago Solar Power SpA		23,538	50.00%	11,769	—	—	—	11,769
Yanggu Floating Photovoltaic Power Plant Inc.		2,622	29.00%	760	—	—	—	760
Power Embedded		296	23.33%	69	1	—	—	70
Changwon SG Energy Co., Ltd.		4,089	18.78%	768	15	—	—	783
Donpyung Technology. Co., Ltd.		1,396	20.00%	279	—	(25)	—	254
HORANG ENERGY Inc.		9,813	40.00%	3,925	224	—	—	4,149

2023
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Hoenggye Renewable Energy Co., Ltd	￦	(1,028)	36.10%	(370)	2,270	—	475	2,375
Haman Green Energy Co., Ltd.		8,516	35.00%	2,981	—	—	—	2,981
Songsan Green Energy Co., Ltd.		13,754	60.00%	8,252	71	—	—	8,323
<Joint ventures>
Shuweihat Asia Power Investment B.V.		142,660	49.00%	69,902	—	—	—	69,902
Shuweihat Asia Operation & Maintenance Company		3,305	55.00%	1,818	—	—	—	1,818
Waterbury Lake Uranium L.P.		73,770	30.65%	22,612	—	—	—	22,612
ASM-BG Investicii AD		29,478	50.00%	14,739	—	—	—	14,739
RES Technology AD		28,765	50.00%	14,383	—	—	—	14,383
KV Holdings, Inc.		12,966	40.00%	5,186	—	—	—	5,186
KEPCO SPC Power Corporation		261,362	75.20%	196,544	—	—	—	196,544
Gansu Datang Yumen Wind Power Co., Ltd.		15,788	40.00%	6,315	—	—	—	6,315
Datang Chifeng Renewable Power Co., Ltd.		466,847	40.00%	186,739	—	—	—	186,739
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		108,017	40.00%	43,207	—	—	—	43,207
Rabigh Electricity Company		701,614	40.00%	280,646	—	(45,692)	97	235,051
Rabigh Operation & Maintenance Company Limited		12,411	40.00%	4,964	—	—	—	4,964
Jamaica Public Service Company Limited		840,820	40.00%	336,328	29,357	—	(15,819)	349,866
KW Nuclear Components Co., Ltd.		41,903	45.00%	18,856	—	—	(176)	18,680
Busan Shinho Solar Power Co., Ltd.		26,675	25.00%	6,669	—	—	—	6,669
Global Trade Of Power System Co., Ltd.		2,121	29.00%	615	—	—	—	615
Expressway Solar-light Power Generation Co., Ltd.		10,374	50.00%	5,187	—	—	—	5,187
Amman Asia Electric Power Company		372,373	60.00%	223,424	—	—	—	223,424
KAPES, Inc.		37,591	51.00%	19,171	—	(22,186)	3,015	—
Honam Wind Power Co., Ltd.		16,245	29.00%	4,711	32	—	—	4,743
Korea Power Engineering Service Co., Ltd.		19,681	29.00%	5,708	—	—	—	5,708
Chun-cheon Energy Co., Ltd.		118,152	29.90%	35,327	3	—	(247)	35,083
Yeonggwangbaeksu Wind Power Co., Ltd.		22,918	15.00%	3,437	6	—	—	3,443
Nghi Son 2 Power LLC		835,977	50.00%	417,989	—	—	—	417,989
Kelar S.A.		197,779	65.00%	128,557	2,972	—	—	131,529
PT. Tanjung Power Indonesia		257,574	35.00%	90,151	—	—	—	90,151
Incheon New Power Co., Ltd.		1,027	29.00%	298	—	—	—	298
Seokmun Energy Co., Ltd.		57,211	29.00%	16,591	—	—	—	16,591
Daehan Wind Power PSC		32,853	50.00%	16,426	—	—	—	16,426
Barakah One Company		(1,314,727)	18.00%	(236,651)	—	95,932	140,719	—
Nawah Energy Company		1,835	18.00%	330	—	—	—	330
MOMENTUM		628	33.33%	209	—	—	—	209
Daegu Green Power Co., Ltd.		86,150	54.24%	46,728	84	—	(20,382)	26,430
Yeonggwang Wind Power Co., Ltd.		49,756	46.00%	22,888	492	—	—	23,380
Chester Solar IV SpA		931	45.00%	419	65	—	—	484
Chester Solar V SpA		122	45.00%	55	136	—	—	191
Diego de Almagro Solar SpA		1,878	45.00%	846	108	—	—	954
South Jamaica Power Company Limited		215,559	20.00%	43,112	—	—	(3)	43,109
Daesan Green Energy Co., Ltd.		63,402	35.00%	22,191	—	—	—	22,191
RE Holiday Holdings LLC		168,184	50.00%	84,092	—	—	—	84,092
RE Pioneer Holdings LLC		108,162	50.00%	54,081	—	—	—	54,081
RE Barren Ridge 1 Holdings LLC		116,307	50.00%	58,154	—	—	—	58,154
RE Astoria 2 LandCo LLC		13,874	50.00%	6,937	—	—	—	6,937
RE Barren Ridge LandCo LLC		4,883	50.00%	2,441	—	—	—	2,441
Laurel SpA		897	45.00%	403	210	—	—	613
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		29,997	12.37%	3,710	9	—	—	3,719
Cheong-Song Noraesan Wind Power Co., Ltd.		12,734	29.01%	3,695	61	—	—	3,756

2023
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Chester Solar I SpA	￦	2,134	45.00%	960	278	—	—	1,238
Solar Philippines Calatagan Corporation		108,382	38.00%	41,185	—	—	16,945	58,130
Saemangeum Solar Power Co., Ltd.		28,911	81.01%	23,419	—	—	—	23,419
Chungsongmeon BongSan wind power Co., Ltd.		3,045	29.00%	883	1,782	—	—	2,665
Jaeun Resident Wind Power Plant Co., Ltd.		7,636	29.00%	2,214	—	—	—	2,214
DE Energia SpA		6,601	49.00%	3,235	—	—	6,468	9,703
Dangjin Eco Power Co., Ltd.		77,681	34.00%	26,412	341	—	—	26,753
Haemodum Solar Co., Ltd.		6,371	49.00%	3,122	—	—	—	3,122
Yangyang Wind Power Co., Ltd.		20,784	50.00%	10,392	43	—	—	10,435
HORUS SOLAR, S.A. DE C.V.		50,862	14.95%	7,601	3,580	—	—	11,181
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		58,636	14.95%	8,764	2,171	—	—	10,935
SUNMEX RENOVABLES, S.A. DE C.V.		23,664	14.95%	3,536	5	—	—	3,541
Stavro Holding II A.B.		91,314	20.00%	18,263	—	—	—	18,263
Solaseado Solar Power Co., Ltd.		42,651	38.90%	16,592	1,361	—	—	17,953
Yeongam Solar Power Co., Ltd.		46,650	19.00%	8,864	773	—	—	9,637
Samsu Wind Power Co., Ltd.		15,903	19.00%	3,022	—	—	—	3,022
Pulau Indah Power Plant Sdn. Bhd.		79,841	25.00%	19,960	5,643	—	—	25,603
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		72,368	29.53%	21,370	527	—	—	21,897
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,208	90.00%	15,487	—	—	—	15,487
PT Barito Wahana Tenaga		512,846	30.61%	156,994	—	—	—	156,994
Cheongna Energy Co., Ltd.		47,107	50.10%	23,601	3,137	(1,189)	—	25,549
Naepo Green Energy Co., Ltd.		18,101	29.20%	5,285	—	—	—	5,285
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		(56,378)	46.30%	(26,103)	—	(826)	26,929	—
OneEnergy Asia Limited		661,133	40.00%	264,454	25,512	—	—	289,966
KAS INVESTMENT I LLC		52,806	29.89%	15,784	—	—	—	15,784
KAS INVESTMENT II LLC		52,554	29.89%	15,709	—	—	—	15,709
Energyco Co., Ltd.		4,520	29.00%	1,311	829	—	—	2,140
CAES, LLC		48,490	36.00%	17,457	2,923	—	—	20,380
Hapcheon Floating Photovoltaic Power Plant Inc.		21,037	49.00%	10,309	39	—	—	10,348
Busan Industrial Solar Power Co., Ltd.		2,740	28.02%	768	290	—	—	1,058
Bitsolar Energy Co., Ltd.		(5,932)	27.10%	(1,607)	352	—	1,607	352
Pulau Indah O&M Sdn. Bhd.		—	60.00%	—	—	—	—	—
Guadalupe Solar SpA		1,835	60.00%	1,102	98	—	—	1,200
Omisan Wind Power Co., Ltd.		23,960	42.00%	10,063	166	—	—	10,229
Foresight Iberian Solar Group Holding, S.L.		8,923	75.00%	6,692	1,427	—	—	8,119
Yeongwol Eco Wind Co., Ltd.		7,573	29.00%	2,196	1,828	—	—	4,024
Gurae Resident Power Co., Ltd.		1,797	29.00%	521	48	—	—	569
Cheongju Eco Park Co., Ltd.		30,609	29.00%	8,877	195	—	—	9,072
Enel X Midland Photovoltaic, LLC		12,710	20.00%	2,542	—	—	—	2,542
Geumsungsan Wind Power Co., Ltd.		17,101	29.00%	4,959	556	—	—	5,515
KEPCO KPS CARABAO Corp.		(93)	40.00%	(37)	—	—	37	—
Prime Swedish Holding AB		83,481	45.00%	37,566	1,223	—	—	38,789
Goheung New Energy Co., Ltd.		31,749	46.15%	14,652	1,084	—	—	15,736
Gunsan Land Solar Co., Ltd.		35,587	56.91%	20,251	—	—	2,178	22,429
CapMan Lynx SCA, SICAR		6,832	50.00%	3,416	—	—	(3,416)	—
International Offshore Power Transmission Holding Company Limited		4,069	35.00%	1,425	(2)	—	—	1,423
Pyeongchang Wind Power Co., Ltd.		21,083	58.00%	12,228	—	—	—	12,228

2023
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Eumseong Eco Park Co., Ltd.	￦	26,929	29.00%	7,809	577	—	—	8,386
Changwon Nu-ri Energy Co., Ltd.		13,154	61.00%	8,024	3	—	—	8,027
PungBack Wind Farm Corporation		18,526	37.00%	6,855	1,085	—	—	7,940
Trumbull Asset Management, LLC		1,200	78.00%	936	—	—	—	936
S-Power Chile SpA		(150)	50.00%	(75)	139	—	—	64
Seungmun Green Energy		29,566	33.00%	9,757	—	—	—	9,757
Seobusambo highway photovoltaics Co., Ltd.		4,476	80.00%	3,580	—	—	—	3,580
<Joint ventures>
Yangyang Suri Wind Power Co., Ltd.		33,130	29.00%	9,608	—	—	—	9,608
KEPCO for Power Company		725	60.00%	435	—	—	—	435
Taebaek Wind Power Co., Ltd.		23,221	60.00%	13,932	—	—	—	13,932
Jeonju Bio Green Energy Co., Ltd.		4,916	65.00%	3,195	—	—	—	3,195
Kumyang Eco Park Co., Ltd.		12,436	29.00%	3,607	56	—	—	3,663
Jeongeup Green Power Co., Ltd.		5,781	18.71%	1,082	478	—	—	1,560
Hadong E-factory Co., Ltd.		1,145	29.99%	343	6	—	—	349
Namyangju Combined Heat and Power Co., Ltd.		7,000	55.00%	3,850	—	—	—	3,850
Wadi Noor Solar Power Company SAOC		1,675	50.00%	837	9	—	—	846
Fairhaven Energy Storage LLC		—	35.00%	—	—	—	—	—

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

(6)	As of December 31, 2022 and 2023, unrecognized equity interest in investments in associates and joint ventures whose book value has been reduced to zero due to accumulated losses are as follows:

		2022		2023
		Unrecognized equity interest	Accumulated unrecognized equity interest	Unrecognized equity interest	Accumulated unrecognized equity interest

		In millions of won
Eurasia Energy Holdings	￦	13	203	(203)	—
Gunsan Bio Energy Co., Ltd. (*1)		122	3,986	—	—
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)		3,565	27,017	937	27,954
Nghi Son 2 Power LLC		(18,940)	—	—	—
Samcheok Eco Materials Co., Ltd.		344	806	3,625	4,431
Naepo Green Energy Co., Ltd.		7,209	14,956	(14,956)	—
Barakah One Company		51,137	93,973	46,746	140,719
Pioneer Gas Power Limited		19,248	56,877	19,835	76,712
Incheon New Power Co., Ltd.		(163)	—	—	—
Bigeum Resident Photovoltaic Power Co., Ltd.		162	460	(460)	—
KAPES, Inc.		(355)	3,160	(145)	3,015
Chester Solar IV SpA		(21)	—	—	—
ITR Co., Ltd.		5	5	(4)	1
SEP Co., Ltd.		14	14	1	15
International Offshore Power Transmission Holding Company Limited		23,378	23,378	(23,378)	—
Noeul Green Energy Co., Ltd.		5,470	5,470	(258)	5,212
Gangneung Eco Power Co., Ltd.		14	14	(14)	—
PlatformN. Co., Ltd.		—	—	62	62
KEPCO KPS CARABAO Corp.		—	—	37	37

(*1)	During the year ended December 31, 2023, the entity was reclassified from an associate to financial assets measured at fair value through other comprehensive income.

(7)	As of December 31, 2023, shareholders’ agreements on investments in associates and joint ventures that may cause future economic resource or cash outflows are as follows:

(i)	Gemeng International Energy Co., Ltd.
Gemeng International Energy Co., Ltd. issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS Co-Pa PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.

(ii)	Taebaek Wind Power Co., Ltd.
In the case where non-controlling shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period in the EPC contract of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.

(iii)	Pyeongchang Wind Power Co., Ltd.
In the case where non-controlling shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation.

(iv)	Daeryun Power Co., Ltd.
The Company reserves the right to participate in the transfer of shares in Daeryun Power Co., Ltd. on the same terms as Daeryun E&S Co., Ltd., if Daeryun E&S Co., Ltd. wishes to transfer its shares in Daeryun Power Co., Ltd.

(v)	Daegu Green Power Co., Ltd.
The Company has a right to purchase all the shares of Daegu Green Power Co., Ltd. held by the financial investors at the yield-based transfer amount agreed with the shareholders. The Company can exercise its right 5, 10 and 13 years after the date of the investment. Also, the Company has a right to purchase all or part of the shares of Daegu Green Power Co., Ltd. held by Lotte Engineering & Construction Co. at the yield-based transfer amount agreed with the shareholders.

(vi)	Yeonggwang Wind Power Co., Ltd.
In case the Company intends to purchase all or part of the shares from Daehan Green Energy Co., Ltd., which is a non-controlling shareholder, Daehan Green Energy Co., Ltd. has an obligation to evaluate the shares at fair value and transfer them to the Company.

(vii)	Hyundai Green Power Co., Ltd.
The Company has an obligation to purchase certain shares in Hyundai Green Power Co., Ltd. from financial investors holding certain shares in Hyundai Green Power Co., Ltd. (i.e., IBK and others) when any of the financial investors claim to sell the Company’s shares at a certain point of time in the future. The Company also has the right to claim Hyundai Steel Company, another operating investor of Hyundai Green Power Co., Ltd., to sell its shares at a certain point of time in the future, and is obliged to sell the Company’s shares to Hyundai Steel Company or a third party designated by Hyundai Steel Company when Hyundai Steel Company requests the Company to sell its shares.

(viii)	Kosture Co., Ltd.
The Company acquires the shares with the settled amount of coal provided to Kosture Co., Ltd. every year until completion of the subscription set forth in the shareholders' agreement.

(ix)	Omisan Wind Power Co., Ltd.
The Company has the right to claim Unison Co., Ltd. to transfer its shares in Omisan Wind Power Co., Ltd. either as a whole or as a part after the completion of the power generation complex, and if the Company exercises its right to claim transfer, Unison Co., Ltd. is obliged to transfer such shares at fair value to the Company or a third party designated by the Company.

(x)	Geumsungsan Wind Power Co., Ltd.
The Company has a right to purchase shares owned by Daemyung Energy Co., Ltd., within the range of 18%, for 3 years after the commencement of the operation.

(xi)	Seungmun Green Energy
According to the special conditions of the REC trading contract, a connected entity may demand the sale of ownership stakes held by other investors to the connected entity, or the investors may acquire new stakes or modify business documents through a capital increase in Seungmun Green Energy with prior written consent from the trustee. In the event that other investors sell their stakes to the connected entity, they may demand that the connected entity purchase their stakes in the future if certain conditions are met.

(xii)	Taebaek Guinemi Wind Power Co., Ltd.
If shareholders of Taebaek Guinemi Wind Power Co., Ltd. other than the Company intend to sell their shares after the elapse of warranty period for wind power generators specified in the EPC contract, the Company has preferential right to other parties and third parties to take over the shares that the shareholders want to sell at fair value by reaching agreement with the shareholders on the timing of sales and volume of shares to be sold considering the financial conditions, management conditions and others.

(xiii)	HORANG ENERGY Inc.
The Company has the right to purchase all or partial shares of HORANG ENERGY Inc. held by other shareholders after three years have elapsed from the date of commencing the operations under the unanimous agreement of all shareholders. The Company also has an obligation to sell its shares in HORANG ENERGY Inc. either as a whole or as a part to CNcore Co., Ltd. after three years have elapsed from the date of commencing the operations upon the claim of CNcore Co., Ltd., under the unanimous agreement of all shareholders.

(xiv)	Namyangju Combined Heat and Power Co., Ltd.
The Company has an obligation to purchase certain shares from Narae Energy Co., Ltd. at fair value when Narae Energy Co., Ltd. intends to sell its shares in Namyangju Combined Heat and Power Co., Ltd. on the exercise date agreed upon in accordance with the shareholders’ agreement. If Narae Energy Co., Ltd. becomes the largest equity holder by selling, assigning, or transferring shares in accordance with the shareholders’ agreement, the Company is obligated to guarantee the drag-along right that allows Narae Energy Co., Ltd. to sell the shares held by both shareholders under the same conditions.

(xv)	Wadi Noor Solar Power Company SAOC
The Company has an obligation to purchase certain shares to Nama Holding SAOC at the price agreed upon between shareholders when Nama Holding SAOC intends to purchase shares on the exercise date agreed upon according to the shareholders’ agreement.

(xvi)	Jeongeup Green Power Co., Ltd.
The Company has the right to acquire the shares held by M Eco Co., Ltd. at fair value on the date when it has been third, seventh, and tenth year from the beginning date of commercial operation. However, if M Eco Co., Ltd. transfers its shares to the company holding the majority of shares in M Eco Co., Ltd., its right to transfer shares to the shareholder prevails the Company’s right to acquire shares from M Eco Co,. Ltd.

(8)	Significant restrictions on the Company’s abilities on associates or joint ventures as of December 31, 2023 are as follows:

Company	Nature and extent of any significant restrictions
Daegu Green Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Pyeongchang Wind Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior consent of the stakeholders.

Daeryun Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions. Shares cannot be wholly or partially transferred without prior consent of the financial institutions.

KNH Solar Co., Ltd.	Principals and interests on subordinated loans or dividends to shareholders cannot be paid without written consent of financial institutions. Also, shares cannot be wholly or partially transferred without the consent of other stakeholders including shareholders and financial institutions.

Company	Nature and extent of any significant restrictions

Korea Power Engineering Service Co., Ltd.	Shares cannot be wholly or partially transferred without the consent of the board of directors.

Daehan Wind Power PSC	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Daejung Offshore Wind Power Co., Ltd.	Before the commencement of the operation, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Naepo Green Energy Co., Ltd.	Dividends can only be paid to shareholders when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior consent of interested parties. All or part of the stocks held cannot be transferred without the written consent of the financial institution and if the conditions for the O&M utilization rate are not met or if a payment deferment is necessary due to the fulfillment of the obligation to provide funds, the contract amount will be paid in a subordinated order.

Solaseado Solar Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the shareholders’ agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of other stakeholders including shareholders and financial institutions.

Samcheok Eco Materials Co., Ltd.	Dividends can only be paid when all conditions of the shareholders’ agreement are satisfied. Also, shares cannot be wholly or partially transferred without the written consent of the other shareholders.

Taebaek Guinemi Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and consent of the financial institutions is obtained. Also, shares cannot be wholly or partially transferred without the written consent of the financial institutions.

Indeck Niles Asset Management, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Indeck Niles Development, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar IV SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar V SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Diego de Almagro Solar SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Laurel SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar I SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Kelar S.A.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

GS Donghae Electric Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Busan Shinho Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Honam Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied.

Seokmun Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Chun-cheon Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, principals and interests on subordinated loans shall not be paid until the payment conditions are satisfied.
Yeonggwangbaeksu Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Company	Nature and extent of any significant restrictions

Yeonggwang Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Jamaica Public Service Company Limited	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

PT. Tanjung Power Indonesia	Dividends can only be paid when all conditions of the loan agreement are satisfied.

DE Energia SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Daesan Green Energy Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Taebaek Gadeoksan Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when prior written consent of financial institutions is obtained.

Bitsolar Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Omisan Wind Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without the consent of the stakeholders including other shareholders financial institutions. Also, either of Omisan Wind Power Co., Ltd. and Unison Co., Ltd. shall not transfer their shares to others wholly or partially until 4 years have passed from the completion of power complex without the written consent from the other party. In case the shares of each party becomes less than 10% of outstanding shares after the transfer, it also requires the written consent from the other party.

Yangyang Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Busan Industrial Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Geumsungsan Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred for 3 years after the commencement of operation, and also cannot be transferred or disposed to the third party in a way not permitted in the financial documents without prior written consent of an agent bank.

KPE green energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Cheongju Eco Park Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied, or permitted by related financing contracts, or prior written consent of financial institutions is obtained.

Goheung New Energy Co., Ltd.	Payment of dividends or repayment of loans such as subordinated loans to the investors can only be made when all conditions of the loan agreement are satisfied, and prior written consent of financial institutions is obtained.

Seungmun Green Energy	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Trumbull Asset Management, LLC	Shares may not be either wholly or partially transferred without the consent of the stakeholders.

Horang Energy Inc.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be either wholly or partially transferred before three years have passed after the commencement of operation, and also cannot be transferred or disposed to the third party in a way not permitted in the financial documents without prior written consent of an agent bank.

Yanggu Floating Photovoltaic Power Plant Inc.	Payment of dividends or repayment of loans such as subordinated loans to the investors can be made only when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Hoenggye Renewable Energy Co., Ltd.	Dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained.

Company	Nature and extent of any significant restrictions

Daegu Photovoltaic Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be either wholly or partially transferred without prior written consent of financial institutions is obtained.

Dongducheon Dream Power Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid only when all conditions of the loan agreement are satisfied. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be either wholly or partially transferred without prior consent of the stakeholders.

Shin Pyeongtaek Power Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Seoroseoro Sunny Power Plant Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Anjwa Smart Farm & Solar City Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Muan Solar Park Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

YuDang Solar Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Haemodum Solar Co., Ltd.	Principals and interest payments on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

Cheongna Energy Co., Ltd.	Principals and interest payments on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

Hapcheon Floating Photovoltaic Power Plant Inc.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Yeongwol Eco Wind Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Gurae Resident Power Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Gunsan Land Solar Co., Ltd.	Principals and interest payments on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained. In accordance with the shareholders’ agreement, when the internal rate of return defined in Korea Western Power Co., Ltd.’s dividend standard is met any excessive dividend income must be provided to Gunsan City.

Eumseong Eco Park Co., Ltd.	Dividends and settlement amounts for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

PungBack Wind Farm Corporation	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Company	Nature and extent of any significant restrictions

Seobusambo highway photovoltaics Co., Ltd.	Principals and interest on subordinated loans or dividends can be paid either when all conditions of the loan agreement are satisfied or when prior written consent of financial institutions is obtained. Shares cannot be either wholly or partially transferred without prior written consent of the financial institutions.

Haman Green Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained or prior written consent of financial institutions is obtained. In addition, the Company cannot transfer all or part of its shares without the consent of other shareholders until five years have elapsed from the date of issuance of the acquisition notice after the comprehensive completion of the EPC contract for the project, and shares cannot be wholly or partially transferred without prior written consent of the financial institutions is obtained.

Jeongeup Green Power Co., Ltd.	Dividends to investors are only possible when the conditions in the loan agreement are met or prior written consent from the financial institution is obtained, and subordinated loans cannot be paid to investors before the loan principal and interest are fully repaid. Additionally, all or part of the shares held cannot be transferred without the consent of other shareholders before the commencement of commercial operation of this business. The company’s stocks may not be transferred to a third party or otherwise disposed of in a manner not permitted in the financial documents without the prior written consent of the agent bank.

Nepal Water & Energy Development Company Private Limited	The Company must maintain a minimum percentage of ownership (50%) until the project completion date and thereafter.

Goseong Green Power Co., Ltd.	The Company cannot transfer all or part of its shares without the consent of stakeholders until three years have passed since the start of commercial operation of the business.

Gangneung Eco Power Co., Ltd.	The Company cannot transfer all or part of its shares without the consent of stakeholders until three years have passed since the start of commercial operation of the business.

S-Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred without prior consent of the stakeholders is obtained

South Jamaica Power Company Limited	Dividends can be paid only when all conditions of the loan agreement signed between South Jamaica Power Company Limited and financial institutions are satisfied, and prior written consent of financial institutions is obtained.